Schedule of Investments (unaudited) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
Abacus Property Group	113,772	$266,286
Adbri Ltd.	97,088	241,486
Afterpay Ltd.(a)	59,199	5,379,931
AGL Energy Ltd.	198,661	1,370,359
ALS Ltd.	192,445	1,566,815
Altium Ltd.	47,212	1,081,303
Alumina Ltd.	1,040,062	1,389,875
AMP Ltd.	1,189,157	1,024,199
Ampol Ltd.	71,008	1,403,615
Ansell Ltd.	12,752	416,273
APA Group	346,607	2,685,398
Appen Ltd.	30,568	369,768
ARB Corp. Ltd.	22,550	681,596
Aristocrat Leisure Ltd.	150,994	4,335,335
ASX Ltd.	56,706	3,196,710
Atlas Arteria Ltd.	250,189	1,167,281
Aurizon Holdings Ltd.	632,033	1,830,802
AusNet Services	748,033	1,094,965
Australia & New Zealand Banking Group Ltd.	740,514	16,439,571
Bank of Queensland Ltd.	108,859	758,475
Bapcor Ltd.	99,409	592,807
Beach Energy Ltd.	524,263	516,333
Bega Cheese Ltd.	168,071	829,591
Bellevue Gold Ltd.(a)	640,746	465,248
Bendigo & Adelaide Bank Ltd.	172,999	1,380,430
BHP Group Ltd.	766,860	28,255,624
BHP Group PLC	546,569	16,531,257
BlueScope Steel Ltd.	190,829	3,186,915
Boral Ltd.(a)	267,941	1,283,221
Brambles Ltd.	428,788	3,444,660
Bravura Solutions Ltd.	122,367	266,553
Breville Group Ltd.	37,538	755,932
BWP Trust	149,434	476,727
carsales.com Ltd.	37,914	582,512
Chalice Mining Ltd.(a)(b)	268,475	1,430,946
Challenger Ltd.	145,648	574,905
Charter Hall Group	181,407	1,961,790
Charter Hall Long Wale REIT	227,791	860,431
Charter Hall Retail REIT	101,131	290,601
CIMIC Group Ltd.(a)	43,227	647,780
Cleanaway Waste Management Ltd.	765,531	1,685,303
Cochlear Ltd.	15,136	2,601,427
Coles Group Ltd.	325,708	4,106,001
Commonwealth Bank of Australia	463,830	31,901,744
Computershare Ltd.	178,243	1,944,096
Corporate Travel Management Ltd.(a)	31,963	457,009
Credit Corp. Group Ltd.	28,077	629,605
Cromwell Property Group	403,585	272,781
Crown Resorts Ltd.(a)	131,562	1,241,858
CSL Ltd.	121,318	25,410,973
CSR Ltd.	110,534	509,731
De Grey Mining Ltd.(a)(b)	814,923	919,052
Deterra Royalties Ltd.	237,331	801,136
Dexus	338,167	2,656,578
Domino’s Pizza Enterprises Ltd.	10,165	837,411
Downer EDI Ltd.	237,369	1,032,293
Eagers Automotive Ltd.	50,422	609,933
EML Payments Ltd.(a)	133,058	586,878

Security	Shares	Value

Australia (continued)
Evolution Mining Ltd.	421,639	$1,507,968
Flight Centre Travel Group Ltd.(a)	35,335	457,183
Fortescue Metals Group Ltd.	454,690	7,934,180
GDI Property Group	141,058	116,043
Gold Road Resources Ltd.	345,937	342,040
Goodman Group	443,339	6,475,867
GPT Group (The)	570,172	2,034,784
GrainCorp Ltd., Class A	55,471	218,528
Growthpoint Properties Australia Ltd.	79,750	230,395
Harvey Norman Holdings Ltd.	135,905	553,244
Healius Ltd.	129,098	412,848
IDP Education Ltd.	43,291	759,760
IGO Ltd.	118,169	683,685
Iluka Resources Ltd.	136,280	814,786
Incitec Pivot Ltd.(a)	708,613	1,450,526
Insurance Australia Group Ltd.	614,492	2,325,856
InvoCare Ltd.	52,182	455,480
IOOF Holdings Ltd.	130,092	366,787
IPH Ltd.	74,854	409,373
IRESS Ltd.	59,114	460,279
James Hardie Industries PLC	115,034	3,812,009
JB Hi-Fi Ltd.	43,700	1,562,231
Lendlease Corp. Ltd.	166,027	1,630,027
Link Administration Holdings Ltd.	127,952	492,206
Lynas Rare Earths Ltd.(a)	194,581	826,673
Macquarie Group Ltd.	89,960	11,152,388
Magellan Financial Group Ltd.	44,276	1,658,749
Medibank Pvt Ltd.	856,128	2,036,854
Megaport Ltd.(a)	51,581	572,953
Mesoblast Ltd.(a)(b)	139,812	211,136
Metcash Ltd.	179,346	491,802
Mineral Resources Ltd.	19,505	719,432
Mirvac Group	1,236,875	2,570,091
Monadelphous Group Ltd.	13,653	134,465
Nanosonics Ltd.(a)	76,150	354,697
National Australia Bank Ltd.	838,539	17,268,469
National Storage REIT	224,284	348,229
Newcrest Mining Ltd.	210,539	4,312,971
NEXTDC Ltd.(a)	125,781	1,126,079
NIB Holdings Ltd.	203,037	969,246
Nine Entertainment Co. Holdings Ltd.	319,247	702,817
Northern Star Resources Ltd.	315,520	2,561,533
Oil Search Ltd.	497,964	1,461,679
Orica Ltd.	145,416	1,523,149
Origin Energy Ltd.	495,350	1,591,754
Orora Ltd.	211,233	518,871
OZ Minerals Ltd.	149,430	2,763,328
Pendal Group Ltd.	54,535	310,465
Perpetual Ltd.	18,527	495,882
Perseus Mining Ltd.(a)	448,625	424,512
Pilbara Minerals Ltd.(a)	620,525	546,430
PointsBet Holdings Ltd.(a)	51,112	536,948
PolyNovo Ltd.(a)	207,594	481,068
Premier Investments Ltd.	24,851	504,667
Pro Medicus Ltd.	14,500	528,777
Qantas Airways Ltd.(a)	70,365	269,050
QBE Insurance Group Ltd.	374,397	2,851,542
Qube Holdings Ltd.	152,187	353,846
Ramelius Resources Ltd.	276,108	362,575
Ramsay Health Care Ltd.	53,826	2,799,024

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
REA Group Ltd.	18,078	$2,211,255
Regis Resources Ltd.	166,938	335,273
Reliance Worldwide Corp. Ltd.	181,888	692,662
Rio Tinto Ltd.	95,459	8,933,276
Santos Ltd.	559,376	3,015,989
Scentre Group	1,370,526	2,879,563
Seek Ltd.(a)	118,598	2,837,194
Seven Group Holdings Ltd.	34,999	582,333
Shopping Centres Australasia Property Group	271,886	522,946
Silver Lake Resources Ltd.(a)	414,782	559,095
Sims Ltd.	83,532	1,018,839
Sonic Healthcare Ltd.	131,473	3,643,841
South32 Ltd.	1,232,873	2,742,719
Southern Cross Media Group Ltd.(a)	55,879	80,500
Spark Infrastructure Group	176,928	299,303
St. Barbara Ltd.	188,092	268,063
Star Entertainment Grp Ltd. (The)(a)	231,643	712,152
Steadfast Group Ltd.	423,830	1,365,206
Stockland	752,233	2,719,372
Suncorp Group Ltd.	392,432	3,185,940
Sydney Airport(a)	400,484	1,914,901
Tabcorp Holdings Ltd.	757,545	2,908,274
Technology One Ltd.	75,635	553,862
Telstra Corp. Ltd.	1,227,358	3,213,967
TPG Telecom Ltd.	124,426	529,582
Transurban Group	747,696	8,183,995
Treasury Wine Estates Ltd.	180,614	1,400,734
United Malt Grp Ltd.	237,862	839,676
Vicinity Centres	894,247	1,094,856
Viva Energy Group Ltd.(c)	219,644	331,693
Vocus Group Ltd.(a)	174,626	737,848
Washington H Soul Pattinson & Co. Ltd.	30,502	713,200
Waypoint REIT	457,738	880,414
Webjet Ltd.(a)(b)	91,891	354,906
Wesfarmers Ltd.	298,590	12,480,248
Westpac Banking Corp.	948,265	18,297,535
WiseTech Global Ltd.	26,916	653,469
Woodside Petroleum Ltd.	249,979	4,414,181
Woolworths Group Ltd.	348,000	10,564,337
Worley Ltd.	82,463	691,766
Zip Co. Ltd.(a)(b)	110,541	688,222

		401,139,538

Austria — 0.3%
ams AG(a)	60,438	1,048,992
ANDRITZ AG	12,530	681,779
BAWAG Group AG(c)	11,978	647,995
CA Immobilien Anlagen AG	25,398	1,114,426
Erste Group Bank AG(a)	78,851	2,809,656
IMMOFINANZ AG(a)	21,939	457,160
Lenzing AG(a)	5,144	679,920
Oesterreichische Post AG(b)	9,062	401,991
OMV AG	46,381	2,289,729
Raiffeisen Bank International AG	53,067	1,162,014
S IMMO AG	12,738	331,214
S&T AG(a)(b)	8,528	231,806
Schoeller-Bleckmann Oilfield Equipment AG	8,377	358,999
Telekom Austria AG	56,323	461,051
UNIQA Insurance Group AG	31,313	251,800
Verbund AG	21,730	1,786,630

Security	Shares	Value

Austria (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,845	$317,976
voestalpine AG	7,473	324,755
Wienerberger AG	42,759	1,679,058

		17,036,951

Belgium — 0.9%
Ackermans & van Haaren NV	6,966	1,115,294
Aedifica SA	5,240	640,884
Ageas SA/NV	56,209	3,407,578
Anheuser-Busch InBev SA/NV	193,657	13,714,699
Barco NV	20,425	520,765
Befimmo SA	8,230	350,222
Bekaert SA	10,597	466,128
bpost SA(a)	41,922	446,369
Cie. d’Entreprises CFE(a)	1,745	176,873
Cofinimmo SA	6,534	1,002,867
D’ieteren SA/NV	7,651	832,148
Elia Group SA/NV	4,111	445,394
Etablissements Franz Colruyt NV	18,310	1,087,311
Euronav NV	48,243	416,049
Fagron	17,751	398,739
Galapagos NV(a)	13,760	1,074,856
Gimv NV	5,448	342,343
Groupe Bruxelles Lambert SA	31,007	3,395,939
KBC Ancora(a)	26,400	1,154,261
KBC Group NV(a)	67,015	5,213,066
Kinepolis Group NV(a)(b)	5,588	303,784
Melexis NV	5,213	568,552
Montea C.V.A	2,742	301,035
Ontex Group NV(a)	18,192	237,610
Proximus SADP	48,094	1,026,488
Retail Estates NV	3,015	231,922
Sofina SA	2,603	990,810
Solvay SA	20,296	2,584,939
Telenet Group Holding NV	13,044	559,318
UCB SA	34,623	3,211,796
Umicore SA	56,306	3,427,015
Warehouses De Pauw CVA	22,715	801,735

		50,446,789

Canada — 9.6%
Agnico Eagle Mines Ltd.	65,684	4,101,646
Air Canada(a)	48,262	971,752
Alamos Gold Inc., Class A	56,872	455,364
Algonquin Power & Utilities Corp.	176,444	2,844,159
Alimentation Couche-Tard Inc., Class B	232,327	7,865,729
Allied Properties REIT	26,080	904,172
AltaGas Ltd.	80,739	1,507,539
Altus Group Ltd.	9,038	456,308
Aphria Inc.(a)	79,292	1,216,902
ARC Resources Ltd.	264,270	1,660,549
Aritzia Inc.(a)	29,940	746,431
Atco Ltd., Class I, NVS	21,100	723,629
ATS Automation Tooling Systems Inc.(a)	17,536	422,649
Aurinia Pharmaceuticals Inc.(a)	43,559	577,860
Aurora Cannabis Inc.(a)(b)	58,334	519,230
B2Gold Corp.	334,255	1,608,510
Badger Daylighting Ltd.	8,158	275,735
Ballard Power Systems Inc.(a)	56,076	1,223,443
Bank of Montreal	170,485	16,077,032

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Bank of Nova Scotia (The)	323,206	$20,563,594
Barrick Gold Corp.	475,849	10,130,455
Bausch Health Cos Inc.(a)	95,589	3,074,668
BCE Inc.	28,901	1,364,939
BlackBerry Ltd.(a)	97,733	863,565
Boardwalk REIT	4,333	129,124
Bombardier Inc., Class B(a)	951,305	711,430
Boralex Inc., Class A	19,885	636,863
Brookfield Asset Management Inc., Class A	336,265	15,315,337
Brookfield Infrastructure Corp., Class A	15,056	1,078,960
Brookfield Renewable Corp., Class A	13,239	548,307
BRP Inc.	8,627	791,872
CAE Inc.	78,969	2,471,392
Cameco Corp.	129,339	2,172,121
Canada Goose Holdings Inc.(a)	14,065	593,835
Canadian Apartment Properties REIT	4,714	209,375
Canadian Imperial Bank of Commerce	120,565	12,523,001
Canadian National Railway Co.	187,846	20,206,195
Canadian Natural Resources Ltd.	307,936	9,339,207
Canadian Pacific Railway Ltd.	35,121	13,095,719
Canadian Tire Corp. Ltd., Class A, NVS	16,262	2,589,864
Canadian Utilities Ltd., Class A, NVS	21,204	605,508
Canadian Western Bank	33,186	911,792
Canfor Corp.(a)	19,576	488,525
Canopy Growth Corp.(a)	60,856	1,639,877
Capital Power Corp.	17,220	548,571
CCL Industries Inc., Class B, NVS	47,286	2,681,795
Cenovus Energy Inc.	332,489	2,586,506
Centerra Gold Inc.	62,031	571,803
CGI Inc.(a)	66,070	5,840,605
Cineplex Inc.(a)(b)	7,247	74,815
Cogeco Communications Inc.	5,096	483,627
Colliers International Group Inc.	8,418	910,365
Cominar REIT	26,309	208,727
Constellation Software Inc.	5,473	8,025,450
Crescent Point Energy Corp.	145,348	573,027
Crombie REIT	14,396	191,564
Cronos Group Inc.(a)	68,272	556,632
Descartes Systems Group Inc. (The)(a)	19,422	1,241,385
Docebo Inc.(a)(b)	10,600	561,881
Dollarama Inc.	88,328	4,112,687
Dream Industrial REIT	20,438	226,443
Dream Office REIT	9,072	155,821
Eldorado Gold Corp.(a)	50,801	501,320
Element Fleet Management Corp.	158,527	1,939,385
Emera Inc.	74,310	3,374,817
Empire Co. Ltd., Class A, NVS	62,338	1,959,021
Enbridge Inc.	546,415	21,057,987
Endeavour Mining Corp.(b)	36,203	753,077
Enerplus Corp.	172,177	925,126
Enghouse Systems Ltd.	9,861	466,678
Equinox Gold Corp.(a)	72,017	581,896
ERO Copper Corp.(a)	22,847	450,737
Fairfax Financial Holdings Ltd.	7,671	3,501,772
Finning International Inc.	46,891	1,219,349
First Capital Real Estate Investment Trust	32,045	461,321
First Majestic Silver Corp.(a)(b)	30,792	466,060
First Quantum Minerals Ltd.	158,952	3,660,470
FirstService Corp.	13,068	2,120,921
Fortis Inc.	127,342	5,675,631

Security	Shares	Value

Canada (continued)
Franco-Nevada Corp.	50,293	$7,000,220
George Weston Ltd.	25,024	2,207,653
GFL Environmental Inc.	46,041	1,515,738
Gibson Energy Inc.	40,113	732,025
Gildan Activewear Inc.	54,368	1,885,335
Granite REIT	13,530	865,449
Great Canadian Gaming Corp.(a)	19,389	698,994
Great-West Lifeco Inc.	85,857	2,487,354
H&R Real Estate Investment Trust	49,438	612,047
Home Capital Group Inc.(a)	17,015	449,372
Hudbay Minerals Inc.	72,494	540,965
Hydro One Ltd.(c)	96,195	2,304,395
iA Financial Corp. Inc.	38,526	2,167,753
IAMGOLD Corp.(a)	139,247	434,652
IGM Financial Inc.	21,154	754,542
Imperial Oil Ltd.	74,391	2,146,708
Innergex Renewable Energy Inc.	29,062	496,100
Intact Financial Corp.	41,345	5,490,933
Inter Pipeline Ltd.	99,203	1,445,064
InterRent REIT	14,542	181,450
Ivanhoe Mines Ltd., Class A(a)	123,949	873,547
Keyera Corp.	61,186	1,398,097
Killam Apartment REIT	12,475	192,063
Kinaxis Inc.(a)	3,247	418,452
Kinross Gold Corp.	358,009	2,517,296
Kirkland Lake Gold Ltd.	79,817	2,963,130
Knight Therapeutics Inc.(a)	32,998	144,846
Labrador Iron Ore Royalty Corp.	14,823	506,310
Laurentian Bank of Canada	8,103	280,200
Lightspeed POS Inc.(a)	18,892	1,318,079
Linamar Corp.	12,535	733,942
Loblaw Companies Ltd.	54,587	3,028,420
Lundin Mining Corp.	229,016	2,764,500
MAG Silver Corp.(a)(b)	26,424	454,505
Magna International Inc.	78,597	7,416,306
Manulife Financial Corp.	536,815	11,712,010
Maple Leaf Foods Inc.	29,310	675,926
MEG Energy Corp.(a)	86,389	476,818
Methanex Corp.	16,440	599,762
Metro Inc.	75,216	3,443,477
Morneau Shepell Inc.	18,328	460,360
MTY Food Group Inc.(a)	8,525	358,269
National Bank of Canada	93,572	6,796,939
NFI Group Inc.	15,191	340,445
North West Co. Inc. (The)	15,819	455,205
Northland Power Inc.	61,022	2,100,204
NorthWest Healthcare Properties REIT	26,224	278,398
Novagold Resources Inc.(a)	59,974	538,216
Nutrien Ltd.	152,825	8,428,854
OceanaGold Corp.(a)	231,422	385,641
Onex Corp.	29,533	1,975,509
Open Text Corp.(b)	81,966	3,856,440
Osisko Gold Royalties Ltd.	32,011	386,151
Pan American Silver Corp.	72,051	2,288,858
Parex Resources Inc.(a)	61,072	1,149,258
Parkland Corp./Canada	40,908	1,312,834
Pason Systems Inc.	13,144	100,434
Pembina Pipeline Corp.	143,103	4,413,370
Power Corp. of Canada	150,893	4,391,131
PrairieSky Royalty Ltd.(b)	104,413	1,118,650

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Premium Brands Holdings Corp.	3,929	$381,881
Pretium Resources Inc.(a)	45,387	476,302
Primo Water Corp.	56,866	949,462
Quebecor Inc., Class B	52,582	1,412,644
Real Matters Inc.(a)	21,623	283,163
Restaurant Brands International Inc.	78,800	5,406,851
Richelieu Hardware Ltd.	19,884	694,049
RioCan REIT	62,945	1,075,519
Ritchie Bros Auctioneers Inc.	34,717	2,206,570
Rogers Communications Inc., Class B, NVS	96,645	4,756,046
Royal Bank of Canada	374,847	35,744,839
Russel Metals Inc.	17,977	411,796
Sandstorm Gold Ltd.(a)	41,940	310,237
Saputo Inc.	82,188	2,609,546
Seabridge Gold Inc.(a)	25,361	428,593
Shaw Communications Inc., Class B, NVS	144,006	4,167,301
Shopify Inc., Class A(a)	28,600	33,730,889
Sienna Senior Living Inc.	56,780	675,711
SilverCrest Metals Inc.(a)	63,177	546,931
SmartCentres Real Estate Investment Trust	19,840	461,568
SNC-Lavalin Group Inc.	19,727	440,819
Spin Master Corp.(a)(c)	7,230	244,722
SSR Mining Inc.	41,565	659,188
Stantec Inc.	13,055	610,726
Stella-Jones Inc.	17,150	716,558
Summit Industrial Income REIT	62,108	788,088
Sun Life Financial Inc.	155,398	8,376,233
Suncor Energy Inc.	391,909	8,375,295
Superior Plus Corp.	41,932	511,964
TC Energy Corp.	255,284	12,618,940
Teck Resources Ltd., Class B	136,069	2,876,894
TELUS Corp.	108,545	2,249,957
TFI International Inc.	28,445	2,490,267
Thomson Reuters Corp.	45,808	4,244,557
TMX Group Ltd.	17,339	1,909,094
Torex Gold Resources Inc.(a)	26,913	325,529
Toromont Industries Ltd.	23,523	1,873,886
Toronto-Dominion Bank (The)	475,506	32,661,565
Tourmaline Oil Corp.	78,797	1,698,664
TransAlta Corp.	83,579	820,707
TransAlta Renewables Inc.	29,886	472,997
Transcontinental Inc., Class A	23,578	446,184
Tricon Residential Inc.	48,831	517,604
Trillium Therapeutics Inc.(a)	24,212	229,485
Well Health Technologies Corp.(a)(b)	101,620	596,404
Wesdome Gold Mines Ltd.(a)	48,233	355,219
West Fraser Timber Co. Ltd.	17,155	1,323,370
Wheaton Precious Metals Corp.	130,630	5,414,423
Whitecap Resources Inc.	151,923	664,401
Winpak Ltd.	14,872	515,962
WSP Global Inc.	30,788	3,194,174
Yamana Gold Inc.	279,842	1,280,695

		558,585,506

Denmark — 2.1%
ALK-Abello A/S(a)	1,566	679,872
Ambu A/S, Class B	29,521	1,656,290
AP Moller - Maersk A/S, Class A	496	1,168,211
AP Moller - Maersk A/S, Class B, NVS	1,755	4,366,442
Bavarian Nordic A/S(a)(b)	20,567	945,843
Carlsberg A/S, Class B	30,979	5,443,446

Security	Shares	Value

Denmark (continued)
Chemometec A/S	9,206	$1,004,402
Chr Hansen Holding A/S(a)	28,085	2,584,985
Coloplast A/S, Class B	32,640	5,407,726
Danske Bank A/S	183,540	3,507,304
Demant A/S(a)	38,559	1,936,173
Dfds A/S(a)	10,199	604,248
Drilling Co. of 1972 A/S (The)(a)(b)	4,346	183,614
DSV Panalpina A/S	55,840	12,469,350
FLSmidth & Co. A/S	17,486	689,516
Genmab A/S(a)	17,694	6,501,725
GN Store Nord A/S	39,367	3,558,397
H Lundbeck A/S	20,319	627,563
ISS A/S(a)	50,986	969,350
Jyske Bank A/S, Registered(a)	22,282	1,089,636
Netcompany Group A/S(c)	12,168	1,267,490
Novo Nordisk A/S, Class B	451,110	33,083,031
Novozymes A/S, Class B	57,245	4,080,026
Orsted A/S(c)	52,323	7,641,386
Pandora A/S	28,059	3,188,497
Ringkjoebing Landbobank A/S	7,042	718,147
ROCKWOOL International A/S, Class B	998	448,625
Royal Unibrew A/S	15,797	1,930,627
Schouw & Co. A/S	6,222	666,753
SimCorp A/S	11,448	1,515,121
Topdanmark A/S	11,413	557,935
Tryg A/S	42,772	980,045
Vestas Wind Systems A/S	270,050	11,286,964
Zealand Pharma A/S(a)	9,770	321,046

		123,079,786

Finland — 1.2%
Admicom OYJ(b)	3,320	415,648
Cargotec OYJ, Class B	12,966	752,640
Citycon OYJ	31,697	278,545
Elisa OYJ	42,143	2,394,030
Fortum OYJ	129,483	3,405,794
Huhtamaki OYJ	33,826	1,606,800
Kemira OYJ	32,312	528,613
Kesko OYJ, Class B	82,766	2,524,717
Kojamo OYJ	33,065	717,660
Kone OYJ, Class B	89,827	7,065,457
Konecranes OYJ	12,539	578,419
Metsa Board OYJ	44,997	573,632
Metso Outotec OYJ	151,952	1,709,202
Neles OYJ	37,810	551,422
Neste OYJ	115,779	7,024,486
Nokia OYJ(a)	1,504,215	7,138,975
Nokian Renkaat OYJ	45,778	1,707,232
Nordea Bank Abp	832,786	8,662,964
Orion OYJ, Class B	34,422	1,526,132
Outokumpu OYJ(a)	74,267	483,668
Sampo OYJ, Class A	119,187	5,668,787
Stora Enso OYJ, Class R	187,760	3,600,585
TietoEVRY OYJ	10,044	348,220
UPM-Kymmene OYJ	155,906	6,108,971
Uponor OYJ	26,156	763,235
Valmet OYJ	28,969	1,212,181
Wartsila OYJ Abp	45,663	590,093
YIT OYJ	40,781	252,825

		68,190,933

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 9.0%
ABC arbitrage	11,825	$101,780
Accor SA(a)	50,151	2,020,643
Aeroports de Paris(a)	5,988	769,131
Air France-KLM(a)(b)	73,343	409,314
Air Liquide SA	123,472	20,826,814
Airbus SE(a)	150,352	18,088,509
ALD SA(c)	24,522	386,116
Alstom SA(a)	76,037	4,159,274
Alten SA(a)	8,833	1,106,912
Amundi SA(a)(c)	20,563	1,834,252
APERAM SA	21,458	1,113,064
Arkema SA	18,339	2,295,954
Atos SE(a)	28,459	1,939,741
AXA SA	490,424	13,888,507
BioMerieux	12,981	1,545,776
BNP Paribas SA(a)	293,586	18,869,026
Bollore SA	351,417	1,776,750
Bouygues SA	60,604	2,600,119
Bureau Veritas SA(a)	77,500	2,320,234
Capgemini SE	43,633	8,004,870
Carrefour SA	170,204	3,299,778
Casino Guichard Perrachon SA(a)(b)	17,010	594,846
CGG SA(a)	174,353	203,589
Cie. de Saint-Gobain(a)	139,549	8,819,425
Cie. Generale des Etablissements Michelin SCA	46,356	6,715,932
Cie. Plastic Omnium SA	17,666	594,606
CNP Assurances	62,989	1,104,408
Coface SA(a)	22,110	270,152
Covivio	15,887	1,419,058
Credit Agricole SA(a)	276,456	4,283,771
Danone SA	161,531	11,400,660
Dassault Aviation SA(a)	646	704,555
Dassault Systemes SE	36,615	8,504,681
Edenred	66,994	3,802,523
Eiffage SA(a)	19,805	2,172,415
Electricite de France SA(a)	170,334	2,485,182
Elior Group SA(a)(c)	25,704	213,194
Elis SA(a)	51,736	926,723
Engie SA(a)	479,084	7,134,041
EssilorLuxottica SA	75,966	12,656,382
Eurazeo SE	6,473	539,999
Eurofins Scientific SE(a)	31,119	3,084,917
Eutelsat Communications SA	51,845	656,252
Faurecia SE(a)	28,287	1,528,929
Faurecia SE, New(a)	8,427	454,369
Fnac Darty SA(a)	3,807	268,785
Gaztransport Et Technigaz SA	6,210	531,141
Gecina SA	14,341	2,100,128
Getlink SE(a)	137,126	2,183,906
Hermes International	8,517	10,703,883
ICADE	7,276	566,697
Iliad SA	5,607	1,019,205
Imerys SA	16,896	879,476
Ipsen SA	13,837	1,339,887
IPSOS	11,011	458,624
JCDecaux SA(a)	33,945	865,478
Kering SA	20,135	16,154,964
Klepierre SA	61,809	1,641,389
Korian SA(a)	18,231	731,256
La Francaise des Jeux SAEM(c)	23,130	1,186,706

Security	Shares	Value

France (continued)
Lagardere SCA(a)(b)	11,715	$315,614
Legrand SA	73,627	7,179,205
L’Oreal SA	67,088	27,591,829
LVMH Moet Hennessy Louis Vuitton SE	73,315	55,266,266
Maisons du Monde SA(a)(c)	11,738	285,713
Natixis SA(a)	254,979	1,247,419
Neoen SA(a)(b)(c)	15,582	713,914
Nexans SA(a)	7,735	636,434
Nexity SA	10,669	578,978
Orange SA	514,446	6,409,651
Orpea SA(a)	14,435	1,860,192
Pernod Ricard SA	56,802	11,672,164
Publicis Groupe SA	57,604	3,734,850
Remy Cointreau SA	8,199	1,640,386
Renault SA(a)	51,597	2,082,320
Rexel SA	57,901	1,141,009
Rubis SCA	29,499	1,386,700
Safran SA(a)	83,344	12,458,915
Sanofi	290,161	30,483,037
Sartorius Stedim Biotech	8,672	3,987,832
Schneider Electric SE	145,398	23,282,499
SCOR SE(a)	44,107	1,428,813
SEB SA	7,495	1,366,905
SES SA	91,858	697,088
Societe BIC SA	7,990	565,079
Societe Generale SA(a)	171,219	4,878,704
Sodexo SA(a)	24,090	2,409,861
SOITEC(a)	7,311	1,479,445
Solutions 30 SE(a)(b)	48,890	673,287
Sopra Steria Group SACA(a)	3,544	660,418
SPIE SA(a)	38,267	968,303
Suez SA	110,633	2,644,954
Teleperformance	16,532	6,390,280
Thales SA	29,479	3,008,572
TOTAL SE	642,503	28,482,108
Trigano SA	2,328	416,443
Ubisoft Entertainment SA(a)	26,412	1,985,900
Unibail-Rodamco-Westfield(a)	34,418	2,841,847
Valeo SA	69,763	2,262,439
Veolia Environnement SA	150,700	4,805,620
Vinci SA	130,470	14,355,261
Vivendi SE	224,479	7,836,605
Wendel SE	9,133	1,217,069
Worldline SA(a)(c)	67,604	6,643,186

		520,231,812

Germany — 7.3%
Aareal Bank AG(a)	15,128	426,139
adidas AG(a)	48,787	15,084,743
ADLER Group SA(a)(c)	21,836	646,114
AIXTRON SE(a)	32,992	705,550
Allianz SE, Registered	109,721	28,582,567
alstria office REIT-AG	42,914	769,215
Amadeus Fire AG(a)	2,965	515,402
Aroundtown SA	284,497	2,193,225
AURELIUS Equity Opportunities SE & Co. KGaA(a)	3,915	131,584
Aurubis AG	14,168	1,220,146
BASF SE	230,733	18,631,893
Bayer AG, Registered	257,433	16,678,698
Bayerische Motoren Werke AG	90,961	9,132,202
Bechtle AG	4,425	902,096

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Beiersdorf AG	30,040	$3,395,625
Brenntag SE	46,248	4,157,684
CANCOM SE	9,279	573,694
Carl Zeiss Meditec AG, Bearer	13,555	2,391,330
Ceconomy AG(a)	41,043	240,615
Commerzbank AG(a)	320,234	2,116,767
CompuGroup Medical SE & Co. KgaA	6,524	597,658
Continental AG(a)	28,368	3,846,587
Covestro AG(c)	40,644	2,662,620
CTS Eventim AG & Co. KGaA(a)	20,776	1,437,583
Daimler AG, Registered	231,358	20,623,568
Delivery Hero SE(a)(c)	34,234	5,441,896
Deutsche Bank AG, Registered(a)	544,836	7,612,067
Deutsche Boerse AG	52,689	9,089,089
Deutsche EuroShop AG(a)	9,021	208,502
Deutsche Lufthansa AG, Registered(a)	82,711	1,069,156
Deutsche Pfandbriefbank AG(a)(c)	35,022	404,056
Deutsche Post AG, Registered	268,586	15,828,314
Deutsche Telekom AG, Registered	854,939	16,466,805
Deutsche Wohnen SE	95,509	5,173,817
Duerr AG	12,429	523,072
E.ON SE	592,219	7,147,666
Encavis AG	31,397	605,109
Evonik Industries AG	70,116	2,457,892
Evotec SE(a)	49,827	2,077,167
flatexDEGIRO AG(a)	6,675	857,373
Fraport AG Frankfurt Airport Services Worldwide(a)	12,559	834,845
Freenet AG	48,162	1,174,042
Fresenius Medical Care AG & Co. KGaA	59,663	4,751,763
Fresenius SE & Co. KGaA	114,879	5,653,348
GEA Group AG	48,511	2,132,094
Gerresheimer AG	4,126	444,287
Grand City Properties SA	14,884	400,632
GRENKE AG	5,118	207,874
Hamborner REIT AG	61,845	678,528
Hannover Rueck SE	11,340	2,099,537
HeidelbergCement AG	39,726	3,645,004
HelloFresh SE(a)	30,608	2,542,367
Henkel AG & Co. KGaA	32,239	3,209,529
HOCHTIEF AG	6,250	586,702
Hugo Boss AG	22,679	1,047,811
Hypoport SE(a)	1,091	657,986
Infineon Technologies AG	346,391	13,996,114
Jenoptik AG	15,685	481,103
KION Group AG	25,621	2,558,081
Knorr-Bremse AG	20,046	2,461,400
Krones AG	3,446	300,751
LANXESS AG	30,777	2,268,161
LEG Immobilien SE	18,274	2,545,196
Merck KGaA	36,383	6,401,055
METRO AG	66,255	725,796
MorphoSys AG(a)	11,974	1,132,099
MTU Aero Engines AG	14,434	3,647,148
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	37,883	10,974,493
Nemetschek SE	22,450	1,675,569
Norma Group SE	9,180	512,761
OSRAM Licht AG(a)	17,865	1,119,381
PATRIZIA AG	12,114	331,759
Pfeiffer Vacuum Technology AG	897	174,281

Security	Shares	Value

Germany (continued)
ProSiebenSat.1 Media SE(a)	60,211	$1,307,937
Puma SE(a)	24,602	2,597,905
Rational AG	340	283,885
Rheinmetall AG	15,806	1,649,663
RWE AG	178,499	6,777,222
SAP SE	273,899	38,498,052
Scout24 AG(c)	32,797	2,729,718
Siemens AG, Registered	203,170	33,952,038
Siemens Healthineers AG(c)	76,825	4,391,041
Siltronic AG	5,874	991,371
Sixt SE(a)	4,532	629,579
Software AG	14,148	613,810
Stroeer SE & Co. KGaA	13,368	1,141,755
Suedzucker AG	45,266	742,170
Symrise AG	38,702	5,003,707
TAG Immobilien AG	17,192	532,087
TeamViewer AG(a)(c)	41,588	1,980,517
Telefonica Deutschland Holding AG	372,084	1,083,058
thyssenkrupp AG(a)	128,163	1,715,622
TUI AG(a)(b)	210,126	1,253,036
Uniper SE	63,590	2,322,516
United Internet AG, Registered	34,941	1,472,589
Varta AG(a)	4,424	646,263
Volkswagen AG	10,733	3,413,565
Vonovia SE	141,344	9,296,988
Zalando SE(a)(c)	43,389	4,520,128

		423,543,005

Hong Kong — 2.8%
AIA Group Ltd.	3,184,400	40,548,892
ASM Pacific Technology Ltd.	105,600	1,601,638
Bank of East Asia Ltd. (The)	482,600	1,014,057
BOC Hong Kong Holdings Ltd.	1,047,000	3,693,621
Budweiser Brewing Co. APAC Ltd.(c)	482,800	1,526,068
Cafe de Coral Holdings Ltd.	136,000	295,224
Champion REIT	668,000	388,750
CITIC Telecom International Holdings Ltd.	549,000	198,625
CK Asset Holdings Ltd.	614,500	3,857,017
CK Hutchison Holdings Ltd.	649,500	5,326,889
CK Infrastructure Holdings Ltd.	209,000	1,280,880
CLP Holdings Ltd.	370,500	3,656,415
Comba Telecom Systems Holdings Ltd.	1,304,000	337,465
Dah Sing Financial Holdings Ltd.	90,800	294,021
ESR Cayman Ltd.(a)(c)	401,800	1,373,503
Futu Holdings Ltd., ADR(a)	13,848	2,060,305
Galaxy Entertainment Group Ltd.(a)	579,000	5,099,056
Haitong International Securities Group Ltd.	943,000	297,463
Hang Lung Group Ltd.	213,000	560,826
Hang Lung Properties Ltd.	578,000	1,577,679
Hang Seng Bank Ltd.(b)	231,500	4,545,440
Health and Happiness H&H International Holdings Ltd.	72,500	261,367
Henderson Land Development Co. Ltd.	401,572	1,786,350
HK Electric Investments & HK Electric Investments Ltd.	1,037,500	1,039,256
HKBN Ltd.	167,000	244,689
HKT Trust & HKT Ltd.	1,171,000	1,700,674
Hong Kong & China Gas Co. Ltd.(b)	3,095,602	4,966,132
Hong Kong Exchanges & Clearing Ltd.	280,300	16,961,960
Hong Kong Television Network Ltd.(a)	417,000	576,628
Hongkong Land Holdings Ltd.(b)	345,900	1,712,205
Hysan Development Co. Ltd.	158,000	595,029
Jardine Matheson Holdings Ltd.	57,300	3,852,852

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Johnson Electric Holdings Ltd.	114,500	$305,162
K Wah International Holdings Ltd.	493,000	245,648
Kerry Logistics Network Ltd.	308,000	925,961
Kerry Properties Ltd.	223,000	752,248
Link REIT	554,100	5,240,045
Luk Fook Holdings International Ltd.	91,000	227,768
Man Wah Holdings Ltd.	439,200	923,995
Melco International Development Ltd.	221,000	441,041
Melco Resorts & Entertainment Ltd., ADR(a)	83,472	1,610,175
MTR Corp. Ltd.	353,500	1,970,754
New World Development Co. Ltd.	433,000	2,291,315
NWS Holdings Ltd.	627,000	693,451
Pacific Basin Shipping Ltd.	1,613,000	566,960
PCCW Ltd.	2,287,000	1,325,054
Power Assets Holdings Ltd.	304,500	1,872,043
Sands China Ltd.(a)	526,400	2,500,906
Sino Land Co. Ltd.	842,000	1,251,045
SITC International Holdings Co. Ltd.	343,000	1,309,405
SJM Holdings Ltd.	771,000	1,000,622
Sun Hung Kai Properties Ltd.	323,000	4,878,155
Sunlight REIT	459,000	252,345
Swire Pacific Ltd., Class A	66,000	534,077
Swire Properties Ltd.	435,200	1,299,966
Techtronic Industries Co. Ltd.	324,000	5,906,951
Value Partners Group Ltd.	753,000	535,167
Vitasoy International Holdings Ltd.(b)	132,000	510,709
VTech Holdings Ltd.	41,200	377,952
WH Group Ltd.(c)	3,165,500	2,767,370
Wharf Real Estate Investment Co. Ltd.	541,000	3,113,579
Wynn Macau Ltd.(a)	505,200	971,782
Xinyi Glass Holdings Ltd.	438,000	1,553,641
Yue Yuen Industrial Holdings Ltd.	299,500	751,946

		162,138,214

Ireland — 0.7%
AIB Group PLC(a)	294,607	863,213
Bank of Ireland Group PLC(a)	264,388	1,553,795
Cairn Homes PLC(a)	402,882	524,758
CRH PLC	213,768	10,095,207
Flutter Entertainment PLC(a)	40,681	8,317,856
Glanbia PLC	58,905	867,936
Glenveagh Properties PLC(a)(c)	404,331	443,901
Grafton Group PLC	69,068	1,140,844
Greencore Group PLC(a)	329,582	724,185
Kerry Group PLC, Class A	41,940	5,442,537
Kingspan Group PLC	39,230	3,497,488
Smurfit Kappa Group PLC	72,380	3,708,296
UDG Healthcare PLC	81,006	961,185

		38,141,201

Israel — 0.8%
Airport City Ltd.(a)	21,124	351,703
Alony Hetz Properties & Investments Ltd.(b)	78,465	1,133,422
Amot Investments Ltd.	56,401	369,532
AudioCodes Ltd.	12,126	370,321
Azrieli Group Ltd.	15,445	1,088,129
Bank Hapoalim BM(a)	337,292	2,693,469
Bank Leumi Le-Israel BM	423,246	2,985,761
Bayside Land Corp. Ltd.	38,577	354,328
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	522,500	569,807
Check Point Software Technologies Ltd.(a)(b)	31,261	3,651,597

Security	Shares		Value

Israel (continued)
Cognyte Software Ltd.(a)	21,958		$573,762
Compugen Ltd.(a)(b)	45,938		396,445
CyberArk Software Ltd.(a)(b)	12,112		1,701,736
Elbit Systems Ltd.	9,074		1,250,303
Energix-Renewable Energies Ltd.	87,383		344,591
Enlight Renewable Energy Ltd.(a)(b)	199,988		419,294
First International Bank of Israel Ltd.	38,618		1,182,348
Fiverr International Ltd.(a)(b)	5,885		1,224,492
Gazit-Globe Ltd.	39,119		255,699
Harel Insurance Investments & Financial Services Ltd.	31,010		326,034
ICL Group Ltd.	230,643		1,482,697
Isracard Ltd.	173,195		648,809
Israel Discount Bank Ltd., Class A	353,231		1,598,789
Kornit Digital Ltd.(a)	10,659		1,042,024
Mehadrin Ltd.(a)	0	(d)	2
Melisron Ltd.(b)	5,167		313,205
Mivne Real Estate KD Ltd.(b)	311,172		856,758
Mizrahi Tefahot Bank Ltd.	51,416		1,450,526
Nice Ltd.(a)	18,328		4,434,863
Nova Measuring Instruments Ltd.(a)	10,366		1,015,074
Paz Oil Co. Ltd.	2,768		305,787
Phoenix Holdings Ltd. (The)	41,312		368,112
Radware Ltd.(a)	14,350		397,638
REIT 1 Ltd.	78,454		416,780
Shapir Engineering and Industry Ltd.	37,988		273,020
Shikun & Binui Ltd.(a)(b)	67,145		453,175
Shufersal Ltd.	63,078		511,882
Strauss Group Ltd.	14,720		431,114
Teva Pharmaceutical Industries Ltd., ADR(a)	311,820		3,336,474
Tower Semiconductor Ltd.(a)	19,370		566,764
Wix.com Ltd.(a)	15,384		4,890,266

			46,036,532

Italy — 2.0%
A2A SpA	627,825		1,229,647
ACEA SpA	18,252		415,046
Amplifon SpA(a)	41,687		1,762,922
Anima Holding SpA(c)	66,552		344,736
Ascopiave SpA	48,700		237,725
Assicurazioni Generali SpA(a)	267,331		5,369,449
ASTM SpA(a)	20,068		623,273
Atlantia SpA(a)	133,572		2,608,881
Autogrill SpA(a)	45,886		380,255
Azimut Holding SpA	29,493		707,055
Banca Generali SpA(a)	12,651		484,595
Banca Popolare di Sondrio SCPA(a)	250,687		1,056,219
Banco BPM SpA	452,638		1,291,379
BFF Bank SpA(c)	39,511		354,347
BPER Banca(a)	235,273		537,554
Brunello Cucinelli SpA(a)(b)	11,994		611,609
Buzzi Unicem SpA	21,913		585,875
Cerved Group SpA(a)	58,276		684,339
CNH Industrial NV	295,590		4,401,631
De’ Longhi SpA	17,123		749,889
DiaSorin SpA	3,693		627,946
Enav SpA(c)	59,840		278,201
Enel SpA	2,164,610		21,541,792
Eni SpA	633,630		7,574,242
ERG SpA	30,343		908,059
Ferrari NV	33,620		7,210,041
FinecoBank Banca Fineco SpA(a)	158,393		2,730,444

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Freni Brembo SpA(a)	81,515	$1,016,603
Hera SpA	281,169	1,132,186
Infrastrutture Wireless Italiane SpA(c)	26,638	311,048
Interpump Group SpA	11,088	591,304
Intesa Sanpaolo SpA(a)	4,473,853	12,500,030
Iren SpA	157,662	470,688
Italgas SpA	27,509	179,551
Leonardo SpA	78,535	642,308
Mediaset SpA(a)	79,948	255,810
Mediobanca Banca di Credito Finanziario SpA(a)	184,339	2,086,372
Moncler SpA(a)	60,122	3,692,565
Nexi SpA(a)(c)	119,061	2,284,610
Pirelli & C SpA(a)(c)	80,553	453,527
Poste Italiane SpA(c)	172,234	2,259,954
Prysmian SpA	84,167	2,639,391
Recordati Industria Chimica e Farmaceutica SpA	34,706	1,915,153
Reply SpA	4,960	675,303
Saipem SpA	267,860	619,587
Salvatore Ferragamo SpA(a)(b)	19,008	407,754
Snam SpA	596,302	3,359,436
Societa Cattolica Di Assicurazione SPA(a)	33,609	199,703
Tamburi Investment Partners SpA	55,224	519,863
Technogym SpA(a)(c)	40,249	540,237
Telecom Italia SpA/Milano	1,735,186	953,127
Tenaris SA	192,062	2,071,127
Terna Rete Elettrica Nazionale SpA	460,063	3,394,939
UniCredit SpA	464,285	4,785,354
Unipol Gruppo SpA(a)	188,517	1,033,697

		116,298,378

Japan — 21.7%
77 Bank Ltd. (The)	43,100	539,810
ABC-Mart Inc.	15,100	808,152
Acom Co. Ltd.	186,700	801,082
ADEKA Corp.	30,700	597,963
Advance Residence Investment Corp.	157	500,567
Advantest Corp.	57,400	5,450,913
Aeon Co. Ltd.	190,600	5,200,718
Aeon Delight Co. Ltd.	17,500	533,942
AEON Financial Service Co. Ltd.	57,700	654,572
Aeon Mall Co. Ltd.	33,800	536,199
AEON REIT Investment Corp.	659	907,365
AGC Inc.	39,900	1,817,867
Ai Holdings Corp.	13,200	251,670
Aica Kogyo Co. Ltd.	15,300	543,104
Aiful Corp.	259,600	745,752
Ain Holdings Inc.	7,900	438,708
Air Water Inc.	15,900	263,291
Aisin Corp.	47,800	1,841,069
Ajinomoto Co. Inc.	122,800	2,456,449
Alfresa Holdings Corp.	50,800	909,525
Alps Alpine Co. Ltd.	65,400	792,183
Amada Co. Ltd.	69,200	748,947
Amano Corp.	15,700	426,452
ANA Holdings Inc.(a)	11,300	258,968
AnGes Inc.(a)(b)	52,000	472,879
Anritsu Corp.(b)	17,600	342,645
Aozora Bank Ltd.	38,500	827,730
Arcs Co. Ltd.	16,400	352,291
Ariake Japan Co. Ltd.	5,800	335,886
As One Corp.	6,000	749,280

Security	Shares	Value

Japan (continued)
Asahi Group Holdings Ltd.	109,400	$4,568,968
Asahi Holdings Inc.	44,400	900,958
Asahi Intecc Co. Ltd.	57,700	1,553,025
Asahi Kasei Corp.	335,600	3,535,460
Asics Corp.	47,700	757,143
Astellas Pharma Inc.	493,500	7,406,676
Atom Corp.	60,100	412,378
Autobacs Seven Co. Ltd.	27,100	362,474
Awa Bank Ltd. (The)	13,900	280,403
Azbil Corp.	14,800	598,472
Bandai Namco Holdings Inc.	49,700	3,649,350
Bank of Kyoto Ltd. (The)	14,200	761,283
BASE Inc.(a)(b)	36,300	605,415
BayCurrent Consulting Inc.	5,400	1,474,681
Benefit One Inc.	29,500	740,300
Benesse Holdings Inc.	42,100	929,393
Bic Camera Inc.	73,500	758,501
BML Inc.	9,400	325,502
Bridgestone Corp.	126,700	5,073,564
Brother Industries Ltd.	62,000	1,310,846
Calbee Inc.	27,300	654,121
Canon Inc.	258,500	6,155,944
Canon Marketing Japan Inc.	18,500	446,315
Capcom Co. Ltd.	44,400	1,442,020
Casio Computer Co. Ltd.	17,500	309,158
Central Glass Co. Ltd.	13,800	284,320
Central Japan Railway Co.	39,900	5,835,062
Change Inc.(a)(b)	15,600	480,966
Chiba Bank Ltd. (The)	235,800	1,471,256
Chubu Electric Power Co. Inc.	185,300	2,238,586
Chudenko Corp.	12,200	259,057
Chugai Pharmaceutical Co. Ltd.	181,200	6,798,419
Chugoku Bank Ltd. (The)	67,500	532,935
Chugoku Electric Power Co. Inc. (The)	66,400	741,119
Citizen Watch Co. Ltd.	128,900	432,792
CKD Corp.	17,900	377,308
Coca-Cola Bottlers Japan Holdings Inc.	43,600	696,052
cocokara fine Inc.	7,200	487,443
COLOPL Inc.	30,300	224,260
Colowide Co. Ltd.	26,800	450,161
Comforia Residential REIT Inc.	294	941,403
COMSYS Holdings Corp.	11,400	353,561
Concordia Financial Group Ltd.	377,400	1,415,617
Cosmo Energy Holdings Co. Ltd.	23,300	500,725
Cosmos Pharmaceutical Corp.	3,200	459,339
Create Restaurants Holdings Inc.(a)	59,400	422,791
Create SD Holdings Co. Ltd.	10,900	330,575
Credit Saison Co. Ltd.	47,900	549,970
CyberAgent Inc.	54,000	1,110,581
CYBERDYNE Inc.(a)(b)	66,300	379,706
Dai Nippon Printing Co. Ltd.	62,200	1,235,407
Daicel Corp.	70,200	542,692
Daido Steel Co. Ltd.	8,200	388,601
Daifuku Co. Ltd.	15,400	1,524,432
Daiichi Jitsugyo Co. Ltd.	4,300	165,619
Dai-ichi Life Holdings Inc.	289,100	5,198,537
Daiichi Sankyo Co. Ltd.	466,200	11,886,916
Daiichikosho Co. Ltd.	20,600	767,046
Daikin Industries Ltd.	60,900	12,218,444
Daio Paper Corp.	44,000	720,553

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiseki Co. Ltd.	15,300	$575,298
Daishi Hokuetsu Financial Group Inc.	13,100	281,403
Daito Trust Construction Co. Ltd.	8,400	892,988
Daiwa House Industry Co. Ltd.	126,000	3,729,107
Daiwa House REIT Investment Corp.	574	1,539,174
Daiwa Office Investment Corp.	97	701,953
Daiwa Securities Group Inc.	429,500	2,287,287
Daiwa Securities Living Investments Corp.	512	525,561
Daiwabo Holdings Co. Ltd.	38,300	598,826
DCM Holdings Co. Ltd.	34,300	342,043
DeNA Co. Ltd.(a)	53,400	1,090,913
Denka Co. Ltd.	18,100	709,560
Denso Corp.	103,600	6,690,567
Dentsu Group Inc.	57,300	1,761,383
DIC Corp.	41,600	1,062,978
Digital Garage Inc.	16,500	680,047
Dip Corp.	11,100	306,683
Disco Corp.	4,200	1,360,231
DMG Mori Co. Ltd.	35,700	575,812
Dowa Holdings Co. Ltd.	17,600	734,239
DTS Corp.	40,700	955,084
Duskin Co. Ltd.	14,100	334,489
Earth Corp.	6,000	331,000
East Japan Railway Co.	65,100	4,454,352
Ebara Corp.	40,700	1,738,887
EDION Corp.	30,600	325,023
Eiken Chemical Co. Ltd.	14,400	286,933
Eisai Co. Ltd.	60,600	3,952,403
Elecom Co. Ltd.	14,700	309,318
Electric Power Development Co. Ltd.	46,500	742,775
ENEOS Holdings Inc.	901,400	3,885,821
en-japan Inc.	12,900	391,231
Ezaki Glico Co. Ltd.	17,900	668,968
Fancl Corp.	30,400	992,891
FANUC Corp.	51,200	11,792,324
Fast Retailing Co. Ltd.	14,700	12,064,745
FCC Co. Ltd.	15,200	244,329
Food & Life Companies Ltd.	26,600	1,188,793
FP Corp.	15,100	586,428
Freee KK(a)	11,800	1,001,821
Frontier Real Estate Investment Corp.	147	642,843
Fuji Corp./Aichi	44,100	1,174,467
Fuji Electric Co. Ltd.	11,200	509,766
Fuji Kyuko Co. Ltd.	10,400	496,665
Fuji Oil Holdings Inc.	15,000	386,304
Fuji Seal International Inc.	19,200	426,315
Fuji Soft Inc.	12,400	621,673
FUJIFILM Holdings Corp.	77,900	5,050,796
Fujikura Ltd.(a)	105,100	541,341
Fujitec Co. Ltd.	22,100	499,401
Fujitsu General Ltd.	21,600	573,075
Fujitsu Ltd.	52,100	8,296,057
Fujiya Co. Ltd.	20,500	401,917
Fukuoka Financial Group Inc.	39,700	675,559
Fukuoka REIT Corp.	260	426,257
Fukuyama Transporting Co. Ltd.	12,300	470,935
Funai Soken Holdings Inc.	16,200	287,229
Furukawa Electric Co. Ltd.	19,500	518,073
Fuyo General Lease Co. Ltd.	7,500	498,834
Giken Ltd.	7,600	325,054

Security	Shares	Value

Japan (continued)
Global One Real Estate Investment Corp.	295	$341,407
Glory Ltd.	17,300	371,150
GLP J-REIT	1,098	1,840,296
GMO internet Inc.	38,500	1,146,494
GMO Payment Gateway Inc.	8,100	1,033,759
GNI Group Ltd.(a)(b)	13,800	257,681
Goldwin Inc.	6,000	358,447
GS Yuasa Corp.	32,500	878,619
GungHo Online Entertainment Inc.	30,700	585,324
Gunma Bank Ltd. (The)	237,500	775,696
H.U. Group Holdings Inc.	17,200	562,554
H2O Retailing Corp.	47,100	367,561
Hachijuni Bank Ltd. (The)	129,800	442,939
Hakuhodo DY Holdings Inc.	59,000	993,724
Hamakyorex Co. Ltd.	7,200	202,552
Hamamatsu Photonics KK	39,300	2,279,511
Hankyu Hanshin Holdings Inc.	58,200	1,831,645
Hankyu Hanshin REIT Inc.	192	268,928
Hanwa Co. Ltd.	12,000	356,251
Harmonic Drive Systems Inc.	11,300	761,914
Haseko Corp.	66,200	887,270
Hazama Ando Corp.	60,500	461,063
Heiwa Corp.	21,900	370,860
Heiwa Real Estate Co. Ltd.	18,400	625,369
Heiwa Real Estate REIT Inc.	413	622,305
Heiwado Co. Ltd.	13,600	276,342
Hikari Tsushin Inc.	3,200	643,484
Hino Motors Ltd.	121,000	1,012,900
Hirogin Holdings Inc.	128,000	706,134
Hirose Electric Co. Ltd.	4,305	685,696
HIS Co. Ltd.(a)(b)	12,600	259,366
Hisamitsu Pharmaceutical Co. Inc.	7,600	442,212
Hitachi Construction Machinery Co. Ltd.	9,500	291,592
Hitachi Ltd.	276,700	13,621,725
Hitachi Metals Ltd.(a)	18,800	364,631
Hitachi Transport System Ltd.	16,300	506,276
Hitachi Zosen Corp.	180,400	1,363,253
Hogy Medical Co. Ltd.	9,400	283,793
Hokkaido Electric Power Co. Inc.	69,300	329,049
Hokuhoku Financial Group Inc.	45,300	380,867
Hokuriku Electric Power Co.	56,400	341,584
Honda Motor Co. Ltd.	434,700	12,853,487
Horiba Ltd.	10,100	656,978
Hoshino Resorts REIT Inc.	155	910,388
Hoshizaki Corp.	6,500	576,826
Hosiden Corp.	42,700	405,104
House Foods Group Inc.	24,000	745,437
Hoya Corp.	100,000	11,376,424
Hulic Co. Ltd.	39,800	452,964
Hulic Reit Inc.	378	603,804
Ibiden Co. Ltd.	16,100	762,984
Ichibanya Co. Ltd.	6,400	281,927
Ichigo Inc.	137,800	429,896
Ichigo Office REIT Investment Corp.	551	481,410
Idemitsu Kosan Co. Ltd.	40,200	962,476
IHI Corp.(a)	49,000	984,438
Iida Group Holdings Co. Ltd.	31,800	774,744
Inaba Denki Sangyo Co. Ltd.	16,900	395,191
Industrial & Infrastructure Fund Investment Corp.	419	759,379
Infocom Corp.	11,900	305,053

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Infomart Corp.	61,500	$580,088
Inpex Corp.	233,100	1,590,893
Internet Initiative Japan Inc.	17,600	392,399
Invesco Office J-Reit Inc.	3,659	675,528
Invincible Investment Corp.	2,907	1,043,866
IR Japan Holdings Ltd.	4,200	552,161
Iriso Electronics Co. Ltd.	10,500	496,638
Isetan Mitsukoshi Holdings Ltd.	119,200	830,981
Isuzu Motors Ltd.	126,900	1,284,035
Ito En Ltd.	10,200	564,567
ITOCHU Corp.	365,400	11,392,738
Itochu Techno-Solutions Corp.	13,300	461,159
Itoham Yonekyu Holdings Inc.	117,200	753,777
Iwatani Corp.	12,000	752,024
Iyo Bank Ltd. (The)	88,800	489,068
Izumi Co. Ltd.	15,200	604,218
J Front Retailing Co. Ltd.	109,300	1,039,952
JAFCO Group Co. Ltd.	13,100	942,006
Japan Airlines Co. Ltd.(a)	34,800	738,949
Japan Airport Terminal Co. Ltd.	15,200	682,787
Japan Aviation Electronics Industry Ltd.	48,300	862,997
Japan Display Inc.(a)	464,200	195,354
Japan Elevator Service Holdings Co. Ltd.	39,300	789,560
Japan Excellent Inc.	483	675,639
Japan Exchange Group Inc.	122,000	2,859,000
Japan Hotel REIT Investment Corp.	2,178	1,247,361
Japan Lifeline Co. Ltd.	26,400	371,950
Japan Logistics Fund Inc.	339	970,742
Japan Material Co. Ltd.	43,000	500,005
Japan Metropolitan Fund Invest	1,876	1,848,453
Japan Petroleum Exploration Co. Ltd.	13,300	247,006
Japan Post Bank Co. Ltd.	60,600	553,858
Japan Post Holdings Co. Ltd.	338,300	2,839,981
Japan Post Insurance Co. Ltd.	57,800	1,113,643
Japan Prime Realty Investment Corp.	165	670,989
Japan Real Estate Investment Corp.	168	1,042,075
Japan Steel Works Ltd. (The)	24,800	601,707
Japan Tobacco Inc.	311,100	5,817,560
JCR Pharmaceuticals Co. Ltd.	19,600	533,461
Jeol Ltd.	13,400	753,945
JFE Holdings Inc.	126,800	1,668,162
JGC Holdings Corp.	73,900	843,084
JINS Holdings Inc.	12,400	870,116
JSR Corp.	51,200	1,576,213
JTEKT Corp.	66,100	595,054
Justsystems Corp.	12,000	696,034
Kadokawa Corp.	27,800	1,107,625
Kagome Co. Ltd.	26,500	760,052
Kajima Corp.	115,400	1,594,200
Kakaku.com Inc.	40,100	1,089,584
Kaken Pharmaceutical Co. Ltd.	9,200	378,757
Kamigumi Co. Ltd.	38,000	738,759
Kanamoto Co. Ltd.	12,100	296,342
Kandenko Co. Ltd.	58,400	499,022
Kaneka Corp.	13,500	525,525
Kanematsu Corp.	34,300	451,873
Kansai Electric Power Co. Inc. (The)	193,500	1,915,438
Kansai Paint Co. Ltd.	47,300	1,191,317
Kao Corp.	118,100	7,570,804
Katitas Co. Ltd.	25,100	752,047

Security	Shares	Value

Japan (continued)
Kato Sangyo Co. Ltd.	8,900	$260,555
Kawasaki Heavy Industries Ltd.(a)	47,700	1,140,296
Kawasaki Kisen Kaisha Ltd.(a)	41,300	1,150,528
KDDI Corp.	434,500	13,141,732
Keihan Holdings Co. Ltd.	14,600	532,281
Keikyu Corp.	59,900	766,115
Keio Corp.	16,200	1,052,285
Keisei Electric Railway Co. Ltd.	41,000	1,279,081
Kenedix Office Investment Corp.	83	612,031
Kenedix Residential Next Investment Corp.	348	718,891
Kenedix Retail REIT Corp.	290	742,345
Kewpie Corp.	34,200	808,497
Keyence Corp.	48,000	23,063,538
KH Neochem Co. Ltd.	13,700	326,128
Kikkoman Corp.	41,600	2,553,735
Kinden Corp.	59,400	1,009,699
Kintetsu Group Holdings Co. Ltd.(a)	42,500	1,522,231
Kirin Holdings Co. Ltd.	234,600	4,400,963
Kissei Pharmaceutical Co. Ltd.	9,400	190,743
Kitz Corp.	74,100	465,053
Kiyo Bank Ltd. (The)	41,600	546,903
KLab Inc.(a)	20,700	146,011
Kobayashi Pharmaceutical Co. Ltd.	7,100	633,320
Kobe Bussan Co. Ltd.	24,200	646,927
Kobe Steel Ltd.	118,300	852,847
Koei Tecmo Holdings Co. Ltd.	34,390	1,536,939
Koito Manufacturing Co. Ltd.	14,000	872,238
Kokuyo Co. Ltd.	31,400	484,911
Komatsu Ltd.	242,700	7,116,358
KOMEDA Holdings Co. Ltd.	18,400	342,733
Konami Holdings Corp.	15,800	942,464
Konica Minolta Inc.	236,000	1,334,321
Kose Corp.	3,800	572,234
Kotobuki Spirits Co. Ltd.	6,900	412,845
K’s Holdings Corp.	70,600	964,327
Kubota Corp.	273,500	6,430,584
Kumagai Gumi Co. Ltd.	12,400	344,870
Kuraray Co. Ltd.	71,800	779,714
Kureha Corp.	5,600	379,123
Kurita Water Industries Ltd.	10,600	488,761
Kusuri no Aoki Holdings Co. Ltd.	8,500	597,228
Kyocera Corp.	83,300	5,057,976
KYORIN Holdings Inc.	16,800	294,025
Kyoritsu Maintenance Co. Ltd.	9,800	311,111
Kyowa Exeo Corp.	27,800	739,350
Kyowa Kirin Co. Ltd.	58,600	1,779,900
Kyudenko Corp.	14,500	504,094
Kyushu Electric Power Co. Inc.	117,300	1,070,998
Kyushu Financial Group Inc.	128,800	500,801
Kyushu Railway Co.	41,300	926,468
LaSalle Logiport REIT	567	920,749
Lasertec Corp.	13,100	2,317,863
Lawson Inc.	14,400	645,533
Leopalace21 Corp.(a)	106,700	147,401
Lintec Corp.	13,300	289,958
Lion Corp.	58,000	1,087,782
Lixil Corp.	62,300	1,687,666
M3 Inc.	118,300	8,200,532
Mabuchi Motor Co. Ltd.	14,200	568,364
Macnica Fuji Electronics Holdings Inc.	40,800	823,801

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Maeda Corp.	52,100	$444,713
Maeda Road Construction Co. Ltd.	15,900	305,476
Makino Milling Machine Co. Ltd.	12,800	482,466
Makita Corp.	59,100	2,657,486
Mandom Corp.	17,400	325,698
Mani Inc.	23,200	546,756
Marubeni Corp.	482,900	4,014,116
Maruha Nichiro Corp.	16,900	386,224
Marui Group Co. Ltd.	50,300	941,529
Maruichi Steel Tube Ltd.	21,500	538,361
Maruwa Co. Ltd./Aichi	5,700	588,226
Maruzen Showa Unyu Co. Ltd.	9,000	261,836
Matsui Securities Co. Ltd.	44,200	346,548
Matsumotokiyoshi Holdings Co. Ltd.	7,500	300,878
Mazda Motor Corp.(a)	122,300	946,579
McDonald’s Holdings Co. Japan Ltd.	10,100	461,086
Mebuki Financial Group Inc.	427,000	929,747
Medipal Holdings Corp.	49,900	916,694
MedPeer Inc.(a)	7,700	405,764
Megmilk Snow Brand Co. Ltd.	18,200	364,483
Meidensha Corp.	16,300	345,968
MEIJI Holdings Co. Ltd.	16,500	1,021,957
Meitec Corp.	8,800	488,688
Menicon Co. Ltd.	9,400	572,746
Mercari Inc.(a)	22,100	1,091,807
Milbon Co. Ltd.	7,900	420,639
MINEBEA MITSUMI Inc.	71,300	1,787,963
Mirai Corp.	1,050	471,662
Mirait Holdings Corp.	28,100	454,001
MISUMI Group Inc.	64,200	1,809,030
Mitsubishi Chemical Holdings Corp.	362,100	2,694,921
Mitsubishi Corp.	365,100	10,087,389
Mitsubishi Electric Corp.	484,300	7,452,473
Mitsubishi Estate Co. Ltd.	341,400	5,608,012
Mitsubishi Estate Logistics REIT Investment Corp.	146	603,742
Mitsubishi Gas Chemical Co. Inc.	59,000	1,364,009
Mitsubishi HC Capital Inc.	246,930	1,414,191
Mitsubishi Heavy Industries Ltd.	57,300	1,702,146
Mitsubishi Logistics Corp.	21,200	629,377
Mitsubishi Materials Corp.	45,800	1,027,834
Mitsubishi Motors Corp.(a)	306,200	829,195
Mitsubishi UFJ Financial Group Inc.	3,357,600	17,754,840
Mitsui & Co. Ltd.	433,000	9,125,067
Mitsui Chemicals Inc.	44,500	1,400,485
Mitsui Fudosan Co. Ltd.	260,300	5,643,941
Mitsui Fudosan Logistics Park Inc.	276	1,429,175
Mitsui Mining & Smelting Co. Ltd.	18,300	621,971
Mitsui OSK Lines Ltd.	52,700	2,116,582
Miura Co. Ltd.	14,100	739,152
Mixi Inc.	14,500	371,836
Mizuho Financial Group Inc.	665,350	9,343,692
Mizuho Leasing Co. Ltd.	16,700	498,838
Mochida Pharmaceutical Co. Ltd.	16,900	588,303
Money Forward Inc.(a)	17,800	952,655
MonotaRO Co. Ltd.	74,600	1,904,158
Mori Hills REIT Investment Corp.	462	670,778
Mori Trust Hotel Reit Inc.	404	504,515
Mori Trust Sogo REIT Inc.	325	468,300
Morinaga & Co. Ltd./Japan	12,100	402,946
Morinaga Milk Industry Co. Ltd.	16,600	908,174

Security	Shares	Value

Japan (continued)
MOS Food Services Inc.	19,200	$525,561
MS&AD Insurance Group Holdings Inc.	107,800	3,052,386
Murata Manufacturing Co. Ltd.	158,900	12,651,816
Nabtesco Corp.	10,700	481,135
Nachi-Fujikoshi Corp.	8,100	309,016
Nagase & Co. Ltd.	32,100	483,387
Nagoya Railroad Co. Ltd.(a)	50,800	1,164,675
Nakanishi Inc.	27,700	568,166
Nankai Electric Railway Co. Ltd.	37,800	834,121
NEC Corp.	59,000	3,432,963
NEC Networks & System Integration Corp.	50,200	864,797
NET One Systems Co. Ltd.	29,800	978,748
Nexon Co. Ltd.	123,700	4,102,397
NGK Insulators Ltd.	61,400	1,118,406
NGK Spark Plug Co. Ltd.	41,600	694,190
NH Foods Ltd.	13,000	579,800
NHK Spring Co. Ltd.	65,700	485,665
Nichias Corp.	19,300	503,401
Nichirei Corp.	9,600	242,580
Nidec Corp.	116,600	13,499,593
Nifco Inc./Japan	20,800	709,794
Nihon Kohden Corp.	25,100	758,936
Nihon M&A Center Inc.	93,200	2,442,018
Nihon Parkerizing Co. Ltd.	31,800	307,221
Nihon Unisys Ltd.	22,400	710,086
Nikkon Holdings Co. Ltd.	42,100	880,863
Nikon Corp.	175,100	1,646,794
Nintendo Co. Ltd.	29,400	16,861,864
Nippn Corp., New	15,000	214,080
Nippo Corp.	40,200	1,052,581
Nippon Accommodations Fund Inc.	124	736,252
Nippon Building Fund Inc.	402	2,640,648
Nippon Ceramic Co. Ltd.	8,500	200,554
Nippon Densetsu Kogyo Co. Ltd.	14,800	239,930
Nippon Electric Glass Co. Ltd.	35,000	886,327
Nippon Express Co. Ltd.	12,000	916,701
Nippon Gas Co. Ltd.	38,700	680,494
Nippon Kayaku Co. Ltd.	49,000	453,666
Nippon Light Metal Holdings Co. Ltd.	41,170	802,270
Nippon Paint Holdings Co. Ltd.	211,500	3,022,396
Nippon Paper Industries Co. Ltd.	34,800	427,260
Nippon Prologis REIT Inc.	547	1,756,525
Nippon REIT Investment Corp.	167	647,802
Nippon Sanso Holdings Corp.	51,600	969,639
Nippon Seiki Co. Ltd.	40,800	448,294
Nippon Shinyaku Co. Ltd.	7,000	471,342
Nippon Shokubai Co. Ltd.	8,700	456,868
Nippon Soda Co. Ltd.	10,100	293,376
Nippon Steel Corp.	224,600	3,918,505
Nippon Suisan Kaisha Ltd.	81,000	378,674
Nippon Telegraph & Telephone Corp.	342,500	8,632,611
Nippon Yusen KK	39,500	1,550,295
Nipro Corp.	40,300	485,200
Nishimatsu Construction Co. Ltd.	32,500	863,455
Nishi-Nippon Financial Holdings Inc.	41,600	266,791
Nishi-Nippon Railroad Co. Ltd.	20,500	529,075
Nissan Chemical Corp.	39,800	2,046,347
Nissan Motor Co. Ltd.(a)	645,600	3,234,940
Nisshin Oillio Group Ltd. (The)	13,600	381,977
Nisshin Seifun Group Inc.	51,800	835,018

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nisshinbo Holdings Inc.	43,700	$333,032
Nissin Foods Holdings Co. Ltd.	8,000	567,220
Nitori Holdings Co. Ltd.	15,000	2,691,094
Nitta Corp.	12,000	288,733
Nitto Boseki Co. Ltd.	8,300	292,347
Nitto Denko Corp.	40,200	3,332,071
Nittoku Co. Ltd.	15,400	498,751
Noevir Holdings Co. Ltd.	7,000	308,357
NOF Corp.	10,600	560,523
NOK Corp.	36,300	465,602
Nomura Co. Ltd.	40,400	293,838
Nomura Holdings Inc.	925,000	4,966,676
Nomura Real Estate Holdings Inc.	30,500	750,606
Nomura Real Estate Master Fund Inc.	694	1,097,143
Nomura Research Institute Ltd.	67,200	2,068,780
NS Solutions Corp.	13,800	417,264
NSD Co. Ltd.	30,500	496,963
NSK Ltd.	117,900	1,085,105
NTN Corp.(a)	292,300	828,992
NTT Data Corp.	129,200	2,007,059
NTT UD REIT Investment Corp.	663	983,840
Obayashi Corp.	129,800	1,183,940
OBIC Business Consultants Co. Ltd.	8,400	493,372
Obic Co. Ltd.	12,600	2,435,735
Odakyu Electric Railway Co. Ltd.	64,400	1,741,018
Ogaki Kyoritsu Bank Ltd. (The)	14,000	251,553
Ohsho Food Service Corp.	9,800	502,081
Oji Holdings Corp.	292,900	1,846,284
Oki Electric Industry Co. Ltd.	40,400	426,897
Okinawa Electric Power Co. Inc. (The)	20,200	267,781
OKUMA Corp.	7,000	377,201
Okumura Corp.	37,100	927,967
Olympus Corp.	319,400	6,567,417
Omron Corp.	47,500	3,602,534
One REIT Inc.	152	426,916
Ono Pharmaceutical Co. Ltd.	72,900	1,834,755
Open House Co. Ltd.	27,600	1,147,633
Oracle Corp. Japan	6,100	572,023
Organo Corp.	3,600	241,087
Oriental Land Co. Ltd.	52,000	7,361,969
ORIX Corp.	350,600	5,637,249
Orix JREIT Inc.	620	1,093,600
Osaka Gas Co. Ltd.	70,600	1,361,555
OSG Corp.	33,200	552,498
Otsuka Corp.	12,400	625,077
Otsuka Holdings Co. Ltd.	98,600	3,789,567
Outsourcing Inc.	59,600	916,588
PALTAC Corp.	9,300	484,122
Pan Pacific International Holdings Corp.	115,200	2,482,009
Panasonic Corp.	588,100	6,935,281
Paramount Bed Holdings Co. Ltd.	17,600	349,408
Park24 Co. Ltd.(a)	57,600	1,112,425
Penta-Ocean Construction Co. Ltd.	84,000	654,755
PeptiDream Inc.(a)	16,600	711,505
Persol Holdings Co. Ltd.	64,700	1,189,171
Pigeon Corp.	13,500	457,596
Pilot Corp.	11,800	375,683
PKSHA Technology Inc.(a)	9,400	239,074
Pola Orbis Holdings Inc.	45,700	1,184,466
Prestige International Inc.	61,200	406,488

Security	Shares	Value

Japan (continued)
Prima Meat Packers Ltd.	13,100	$413,476
Raksul Inc.(a)	13,000	605,370
Rakus Co. Ltd.	42,600	873,396
Rakuten Group Inc.	248,300	3,155,288
Recruit Holdings Co. Ltd.	356,000	16,086,035
Relo Group Inc.	32,000	658,707
Renesas Electronics Corp.(a)	244,200	2,848,497
Rengo Co. Ltd.	52,700	437,298
RENOVA Inc.(a)	20,300	639,801
Resona Holdings Inc.	619,100	2,543,122
Resorttrust Inc.	32,100	511,580
Ricoh Co. Ltd.	194,300	2,065,565
Rinnai Corp.	5,000	502,264
Rock Field Co. Ltd.	42,400	596,986
Rohm Co. Ltd.	12,100	1,198,875
Rohto Pharmaceutical Co. Ltd.	26,300	674,433
Rorze Corp.	7,500	679,978
Round One Corp.	31,000	342,601
RPA Holdings Inc.(a)	24,900	169,713
RS Technologies Co. Ltd.	6,400	387,027
Ryohin Keikaku Co. Ltd.	59,600	1,254,105
Sakai Moving Service Co. Ltd.	6,200	282,476
Sakata Seed Corp.	14,600	514,917
San-A Co. Ltd.	7,400	283,665
SanBio Co. Ltd.(a)(b)	15,800	216,969
Sangetsu Corp.	36,100	508,614
San-in Godo Bank Ltd. (The)	104,100	477,143
Sanken Electric Co. Ltd.(a)(b)	14,600	681,213
Sankyo Co. Ltd.	15,900	410,792
Sankyu Inc.	18,800	801,500
Sanrio Co. Ltd.(a)(b)	24,600	398,353
Sansan Inc.(a)	9,900	816,056
Santen Pharmaceutical Co. Ltd.	71,200	911,944
Sanwa Holdings Corp.	74,900	965,501
Sapporo Holdings Ltd.	21,000	417,675
Sato Holdings Corp.	38,500	943,260
Sawai Group Holdings Co. Ltd.	14,700	707,397
SBI Holdings Inc.	60,200	1,701,825
SCREEN Holdings Co. Ltd.	11,000	1,052,651
SCSK Corp.	4,800	278,414
Secom Co. Ltd.	50,600	4,201,506
Sega Sammy Holdings Inc.	77,900	1,118,202
Seibu Holdings Inc.(a)	102,300	1,100,634
Seiko Epson Corp.	62,200	1,057,295
Seino Holdings Co. Ltd.	45,100	619,736
Seiren Co. Ltd.	42,400	733,917
Sekisui Chemical Co. Ltd.	69,900	1,216,319
Sekisui House Ltd.	178,400	3,605,376
Sekisui House Reit Inc.	362	301,377
Senko Group Holdings Co. Ltd.	61,500	565,459
Seria Co. Ltd.	20,700	750,885
Seven & i Holdings Co. Ltd.	201,800	8,675,341
Seven Bank Ltd.	376,300	809,025
SG Holdings Co. Ltd.	68,800	1,563,508
Sharp Corp.	44,100	745,187
Shibaura Machine Co. Ltd.	10,400	248,142
SHIFT Inc.(a)	7,300	1,068,570
Shiga Bank Ltd. (The)	14,300	281,931
Shikoku Electric Power Co. Inc.	54,100	395,956
Shima Seiki Manufacturing Ltd.	16,100	323,606

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shimadzu Corp.	58,100	$2,033,141
Shimamura Co. Ltd.	9,900	979,992
Shimano Inc.	18,100	4,145,588
Shimizu Corp.	123,500	1,011,230
Shin-Etsu Chemical Co. Ltd.	97,800	16,508,028
Shinko Electric Industries Co. Ltd.	47,100	1,521,092
Shinsei Bank Ltd.(a)	57,900	842,769
Shionogi & Co. Ltd.	61,500	3,233,525
Ship Healthcare Holdings Inc.	23,600	618,365
Shiseido Co. Ltd.	103,200	7,485,198
Shizuoka Bank Ltd. (The)	119,400	914,302
SHO-BOND Holdings Co. Ltd.	13,200	550,679
Shochiku Co. Ltd.(a)	3,500	392,571
Showa Denko KK	15,400	466,346
Skylark Holdings Co. Ltd.(a)(b)	58,500	868,094
SMC Corp.	13,800	8,010,704
SMS Co. Ltd.	27,100	739,823
Softbank Corp.	796,000	10,264,508
SoftBank Group Corp.	406,400	36,752,793
Sohgo Security Services Co. Ltd.	11,000	482,046
Sojitz Corp.	383,000	1,142,290
Sompo Holdings Inc.	68,300	2,536,920
Sony Group Corp.	330,900	32,997,667
Sosei Group Corp.(a)	46,000	721,321
Sotetsu Holdings Inc.	43,800	888,783
Square Enix Holdings Co. Ltd.	16,900	940,049
Stanley Electric Co. Ltd.	12,600	360,807
Starts Corp. Inc.	12,300	300,678
Subaru Corp.	131,300	2,435,486
Sugi Holdings Co. Ltd.	9,200	707,013
SUMCO Corp.	62,500	1,619,322
Sumitomo Bakelite Co. Ltd.	19,300	780,440
Sumitomo Chemical Co. Ltd.	475,500	2,423,068
Sumitomo Corp.	356,000	4,846,329
Sumitomo Dainippon Pharma Co. Ltd.	74,800	1,296,793
Sumitomo Electric Industries Ltd.	235,000	3,495,814
Sumitomo Forestry Co. Ltd.	35,800	828,635
Sumitomo Heavy Industries Ltd.	44,600	1,291,423
Sumitomo Metal Mining Co. Ltd.	59,300	2,516,744
Sumitomo Mitsui Construction Co. Ltd.	67,600	288,199
Sumitomo Mitsui Financial Group Inc.	351,800	12,236,802
Sumitomo Mitsui Trust Holdings Inc.	68,300	2,324,468
Sumitomo Osaka Cement Co. Ltd.	12,700	402,594
Sumitomo Realty & Development Co. Ltd.	66,700	2,220,587
Sumitomo Rubber Industries Ltd.	63,600	786,672
Sumitomo Warehouse Co. Ltd. (The)	43,900	567,501
Sundrug Co. Ltd.	20,200	688,395
Suntory Beverage & Food Ltd.	17,100	577,275
Suruga Bank Ltd.	104,500	373,812
Suzuken Co. Ltd.	35,900	1,292,407
Suzuki Motor Corp.	98,300	3,729,474
Sysmex Corp.	45,100	4,507,731
Systena Corp.	25,200	518,501
T&D Holdings Inc.	130,700	1,601,091
Tadano Ltd.	61,300	622,506
Taiheiyo Cement Corp.	10,800	270,630
Taikisha Ltd.	11,700	314,697
Taisei Corp.	41,600	1,533,763
Taisho Pharmaceutical Holdings Co. Ltd.	10,500	618,636
Taiyo Holdings Co. Ltd.	6,700	324,258

Security	Shares	Value

Japan (continued)
Taiyo Yuden Co. Ltd.	29,900	$1,373,203
Takara Bio Inc.	26,500	677,380
Takara Holdings Inc.	81,400	1,049,290
Takasago Thermal Engineering Co. Ltd.	34,700	522,222
Takashimaya Co. Ltd.	60,300	664,207
Takeda Pharmaceutical Co. Ltd.	422,554	14,052,274
Takeuchi Manufacturing Co. Ltd.	24,600	662,797
Takuma Co. Ltd.	45,300	928,753
TDK Corp.	35,100	4,768,629
TechnoPro Holdings Inc.	8,400	617,099
Teijin Ltd.	23,300	383,271
Terumo Corp.	185,300	7,004,799
THK Co. Ltd.	11,700	398,724
TIS Inc.	51,100	1,269,260
TKC Corp.	15,200	477,673
Toagosei Co. Ltd.	58,200	652,257
Tobu Railway Co. Ltd.	45,300	1,164,567
Tocalo Co. Ltd.	49,800	676,575
Toda Corp.	65,400	466,096
Toei Co. Ltd.	2,200	490,298
Toho Co. Ltd.	15,100	600,933
Toho Gas Co. Ltd.	16,500	916,289
Toho Holdings Co. Ltd.	20,600	347,527
Tohoku Electric Power Co. Inc.	122,400	1,078,370
Tokai Carbon Co. Ltd.	52,400	852,360
TOKAI Holdings Corp.	36,000	294,442
Tokai Rika Co. Ltd.	50,100	809,447
Tokai Tokyo Financial Holdings Inc.	126,200	473,373
Tokio Marine Holdings Inc.	164,800	7,885,312
Tokuyama Corp.	20,100	454,206
Tokyo Century Corp.	11,200	691,643
Tokyo Electric Power Co. Holdings Inc.(a)	523,800	1,547,847
Tokyo Electron Ltd.	39,300	17,373,185
Tokyo Gas Co. Ltd.	72,800	1,473,916
Tokyo Ohka Kogyo Co. Ltd.	10,900	723,974
Tokyo Seimitsu Co. Ltd.	22,100	1,045,304
Tokyo Steel Manufacturing Co. Ltd.	70,200	680,132
Tokyo Tatemono Co. Ltd.	64,300	948,867
Tokyu Corp.	98,800	1,269,969
Tokyu Fudosan Holdings Corp.	129,500	719,148
Tokyu REIT Inc.	380	645,588
Tomy Co. Ltd.	62,800	538,918
Topcon Corp.	44,700	610,150
Toppan Printing Co. Ltd.	63,600	1,084,002
Toray Industries Inc.	401,500	2,494,843
Toshiba Corp.	103,700	4,283,477
Toshiba TEC Corp.	14,100	562,426
Tosoh Corp.	61,100	1,083,316
Totetsu Kogyo Co. Ltd.	9,700	224,252
TOTO Ltd.	19,400	1,006,340
Toyo Ink SC Holdings Co. Ltd.	17,600	324,611
Toyo Seikan Group Holdings Ltd.	63,500	742,445
Toyo Suisan Kaisha Ltd.	12,400	505,393
Toyo Tire Corp.	32,500	595,261
Toyobo Co. Ltd.	30,300	366,466
Toyoda Gosei Co. Ltd.	20,900	510,526
Toyota Boshoku Corp.	23,500	437,729
Toyota Industries Corp.	39,900	3,194,044
Toyota Motor Corp.	556,200	41,354,352
Toyota Tsusho Corp.	40,100	1,694,909

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Trancom Co. Ltd.	2,400	$186,195
Trend Micro Inc.	18,200	865,834
Trusco Nakayama Corp.	23,200	599,394
TS Tech Co. Ltd.	29,200	406,858
Tsubaki Nakashima Co. Ltd.	59,400	885,253
Tsubakimoto Chain Co.	9,800	262,696
Tsumura & Co.	26,900	895,805
Tsuruha Holdings Inc.	5,200	600,375
Ube Industries Ltd.	43,700	883,155
Ulvac Inc.	19,400	887,425
Unicharm Corp.	101,800	3,952,602
United Urban Investment Corp.	634	947,766
Universal Entertainment Corp.(a)	14,700	356,657
Ushio Inc.	38,900	515,677
USS Co. Ltd.	59,600	1,080,167
Valor Holdings Co. Ltd.	13,600	290,775
Wacoal Holdings Corp.	14,600	328,986
Wacom Co. Ltd.	99,400	637,477
Welcia Holdings Co. Ltd.	15,200	474,196
West Japan Railway Co.	41,500	2,290,179
Yakult Honsha Co. Ltd.	15,400	749,536
Yamada Holdings Co. Ltd.	239,100	1,189,977
Yamaguchi Financial Group Inc.	73,200	431,947
Yamaha Corp.	16,200	881,844
Yamaha Motor Co. Ltd.	63,600	1,587,891
Yamato Holdings Co. Ltd.	69,500	1,961,553
Yamato Kogyo Co. Ltd.	19,500	586,936
Yamazaki Baking Co. Ltd.	49,800	788,654
Yaoko Co. Ltd.	6,700	427,236
Yaskawa Electric Corp.	59,600	2,748,127
Yokogawa Electric Corp.	58,200	1,056,391
Yokohama Rubber Co. Ltd. (The)	60,600	1,126,011
Yoshinoya Holdings Co. Ltd.(a)	19,500	360,725
Z Holdings Corp.	766,400	3,540,844
Zenkoku Hosho Co. Ltd.	17,000	762,865
Zensho Holdings Co. Ltd.	35,400	887,389
Zeon Corp.	42,100	670,950
Zojirushi Corp.	15,400	245,290
ZOZO Inc.	47,800	1,613,668

		1,260,203,000

Netherlands — 4.8%
Aalberts NV	38,039	2,062,900
ABN AMRO Bank NV, CVA(a)(c)	102,533	1,326,617
Adyen NV(a)(c)	4,596	11,294,932
Aegon NV	389,516	1,812,764
AerCap Holdings NV(a)	33,208	1,934,366
Akzo Nobel NV	53,101	6,387,183
Arcadis NV(a)	21,707	914,581
ArcelorMittal SA(a)	186,688	5,449,823
Argenx SE(a)	13,040	3,773,690
ASM International NV	11,885	3,618,281
ASML Holding NV	110,991	72,310,235
ASR Nederland NV	46,272	2,028,118
Basic-Fit NV(a)(c)	15,342	692,945
BE Semiconductor Industries NV	8,275	670,604
Boskalis Westminster(a)	19,453	621,501
Corbion NV	8,455	495,878
Davide Campari-Milano NV	188,506	2,226,573
Eurocommercial Properties NV(a)	6,600	170,978
Euronext NV(c)	15,584	1,570,213

Security	Shares	Value

Netherlands (continued)
EXOR NV	34,563	$2,842,585
Flow Traders(c)	15,993	661,126
Heineken Holding NV	35,270	3,507,032
Heineken NV	70,578	8,193,713
IMCD NV	18,414	2,681,071
ING Groep NV	984,789	12,601,745
Intertrust NV(a)(c)	22,906	424,643
Just Eat Takeaway.com NV(a)(b)(c)	28,469	2,947,304
Just Eat Takeaway.com NV(a)(c)	9,949	1,032,428
Koninklijke Ahold Delhaize NV	303,853	8,189,773
Koninklijke BAM Groep NV(a)	71,450	198,342
Koninklijke DSM NV	46,403	8,334,300
Koninklijke KPN NV	960,969	3,315,429
Koninklijke Philips NV(a)	245,720	13,866,994
Koninklijke Vopak NV	20,383	934,862
NN Group NV	79,982	4,002,455
NSI NV	3,323	135,208
OCI NV(a)	30,559	714,034
Pharming Group NV(a)(b)	283,144	361,811
PostNL NV	124,554	652,081
Prosus NV	133,080	14,454,996
QIAGEN NV(a)	63,299	3,088,358
Randstad NV	39,226	2,836,992
Rhi Magnesita NV	14,417	906,232
Royal Dutch Shell PLC, Class A	1,072,919	20,277,221
Royal Dutch Shell PLC, Class B	939,058	16,889,252
SBM Offshore NV	48,752	849,504
Shop Apotheke Europe NV(a)(c)	3,715	767,862
Signify NV(a)(c)	45,958	2,617,389
Stellantis NV	547,951	9,118,632
STMicroelectronics NV	175,002	6,564,395
TKH Group NV	9,860	471,930
Wolters Kluwer NV	71,488	6,476,667

		280,278,548

New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)	203,578	1,117,414
Auckland International Airport Ltd.(a)	318,266	1,733,221
Chorus Ltd.	120,900	589,004
Contact Energy Ltd.	201,683	1,091,095
Fisher & Paykel Healthcare Corp. Ltd.	159,612	4,117,053
Fletcher Building Ltd.	333,392	1,739,048
Goodman Property Trust	333,449	533,527
Infratil Ltd.	313,114	1,602,944
Mercury NZ Ltd.	144,663	720,342
Meridian Energy Ltd.	352,620	1,348,516
Ryman Healthcare Ltd.	158,918	1,617,996
SKYCITY Entertainment Group Ltd.(a)	186,618	479,356
Spark New Zealand Ltd.	505,182	1,594,860
Summerset Group Holdings Ltd.	58,816	513,158
Xero Ltd.(a)	23,635	2,584,441
Z Energy Ltd.(a)	191,041	367,353

		21,749,328

Norway — 0.8%
Adevinta ASA(a)	44,561	817,933
Aker ASA, Class A	9,959	744,989
Atea ASA	19,406	372,788
Austevoll Seafood ASA	54,758	701,265
Bakkafrost P/F	3,276	260,481
Borregaard ASA	29,612	653,672

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
DNB ASA	260,704	$5,618,431
DNO ASA(a)	195,130	230,214
Entra ASA(c)	12,557	284,143
Equinor ASA	256,427	5,231,503
Gjensidige Forsikring ASA	62,344	1,421,616
Kongsberg Gruppen ASA	28,676	724,821
Leroy Seafood Group ASA	127,992	1,177,597
Mowi ASA	107,116	2,650,761
NEL ASA(a)	327,963	954,496
Nordic Semiconductor ASA(a)	42,472	1,053,084
Norsk Hydro ASA	397,429	2,542,949
Norwegian Finans Holding ASA	31,686	350,490
Orkla ASA	163,021	1,667,060
Salmar ASA	4,868	338,549
Scatec ASA(c)	37,783	1,020,953
Schibsted ASA, Class A(a)	5,374	271,281
Schibsted ASA, Class B(a)	38,290	1,682,175
SpareBank 1 SMN	66,031	893,320
SpareBank 1 SR-Bank ASA	76,922	998,073
Storebrand ASA	175,816	1,687,861
Subsea 7 SA	74,250	754,994
Telenor ASA	202,438	3,617,140
TGS NOPEC Geophysical Co. ASA	52,711	804,160
Tomra Systems ASA	40,883	2,050,990
Veidekke ASA	25,736	396,501
Yara International ASA	51,420	2,690,387

		44,664,677

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)	2,693,605	403,699
EDP - Energias de Portugal SA	787,933	4,384,029
Galp Energia SGPS SA	177,372	2,051,931
Jeronimo Martins SGPS SA	84,579	1,546,588
Navigator Co. SA (The)	44,590	150,619
NOS SGPS SA	60,288	228,900
REN - Redes Energeticas Nacionais SGPS SA	97,484	285,750
Sonae SGPS SA	420,652	394,977

		9,446,493

Singapore — 1.1%
Ascendas REIT	447,112	1,045,188
Ascott Residence Trust	560,153	446,304
CapitaLand China Trust	313,180	324,856
CapitaLand Integrated Commercial Trust	941,294	1,521,183
CapitaLand Ltd.	693,000	1,937,733
CDL Hospitality Trusts	313,300	294,366
City Developments Ltd.	181,700	1,077,580
ComfortDelGro Corp. Ltd.	721,100	932,270
DBS Group Holdings Ltd.	513,800	11,551,231
ESR-REIT	562,451	175,449
Frasers Centrepoint Trust	296,819	542,145
Frasers Logistics & Commercial Trust	1,427,287	1,577,053
Genting Singapore Ltd.	2,568,800	1,670,183
Golden Agri-Resources Ltd.	2,311,500	434,362
Keppel Corp. Ltd.	431,800	1,759,137
Keppel DC REIT(b)	360,350	728,609
Keppel Infrastructure Trust	3,120,700	1,290,127
Keppel REIT	440,900	410,941
Manulife US Real Estate Investment Trust	414,916	315,336
Mapletree Logistics Trust	1,498,573	2,241,552
Mapletree North Asia Commercial Trust	626,500	513,293

Security	Shares	Value

Singapore (continued)
NetLink NBN Trust(b)	1,656,600	$1,207,834
OUE Commercial Real Estate Investment Trust(b)	827,648	251,952
Oversea-Chinese Banking Corp. Ltd.	960,900	8,811,621
Parkway Life REIT	103,900	325,664
SATS Ltd.(a)	166,600	508,416
Sembcorp Industries Ltd.	638,800	1,017,931
Sembcorp Marine Ltd.(a)	3,182,888	502,410
Silverlake Axis Ltd.(b)	3,452,900	635,869
Singapore Airlines Ltd.(a)	329,300	1,252,449
Singapore Exchange Ltd.	95,200	747,775
Singapore Post Ltd.(b)	424,600	245,747
Singapore Press Holdings Ltd.(b)	391,400	541,323
Singapore Technologies Engineering Ltd.	370,500	1,074,962
Singapore Telecommunications Ltd.	2,110,200	3,965,349
Starhill Global REIT	482,700	204,995
Suntec REIT	548,300	630,562
United Overseas Bank Ltd.	310,500	6,205,799
UOL Group Ltd.	125,800	728,097
Venture Corp. Ltd.	69,500	1,052,635
Wilmar International Ltd.	557,500	2,187,425
Wing Tai Holdings Ltd.(b)	156,500	225,857
Yangzijiang Shipbuilding Holdings Ltd.(b)	604,700	649,971

		63,763,541

Spain — 2.2%
Acciona SA	2,040	355,347
Acerinox SA	47,277	657,049
ACS Actividades de Construccion y Servicios SA	71,207	2,325,555
Aena SME SA(a)(c)	18,091	3,151,268
Almirall SA	24,020	377,633
Amadeus IT Group SA(a)	120,331	8,213,246
Applus Services SA(a)	38,153	403,942
Banco Bilbao Vizcaya Argentaria SA	1,735,255	9,756,205
Banco de Sabadell SA(a)	1,478,037	938,382
Banco Santander SA	4,442,393	17,193,020
Bankinter SA	226,020	1,239,881
Befesa SA(c)	12,137	850,332
CaixaBank SA	1,278,843	4,105,769
Cellnex Telecom SA(b)(c)	114,429	6,479,741
Cia. de Distribucion Integral Logista Holdings SA	15,977	332,733
Cie. Automotive SA	18,150	506,022
Construcciones y Auxiliar de Ferrocarriles SA	18,085	871,917
Ebro Foods SA	16,428	336,588
Enagas SA	23,187	505,775
Endesa SA	72,022	1,895,263
Faes Farma SA	99,655	415,798
Ferrovial SA	143,135	4,073,311
Fluidra SA	37,779	1,314,324
Gestamp Automocion SA(a)(c)	35,334	182,816
Grifols SA	83,194	2,258,358
Grupo Catalana Occidente SA	29,988	1,256,264
Iberdrola SA	1,555,092	21,032,136
Indra Sistemas SA(a)	34,311	357,895
Industria de Diseno Textil SA	303,551	10,823,580
Inmobiliaria Colonial Socimi SA	94,535	959,913
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	226,020	443,495
Mapfre SA	437,194	942,329
Mediaset Espana Comunicacion SA(a)	39,409	251,909
Melia Hotels International SA(a)(b)	24,329	199,622
Merlin Properties Socimi SA	106,221	1,175,626

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Naturgy Energy Group SA	83,904	$2,154,407
Neinor Homes SA(c)	9,956	131,835
Pharma Mar SA	6,412	733,283
Prosegur Cia. de Seguridad SA	45,234	140,815
Red Electrica Corp. SA	57,325	1,054,094
Repsol SA	430,466	5,149,820
Sacyr SA	104,337	289,636
Siemens Gamesa Renewable Energy SA(a)	84,998	3,079,849
Solaria Energia y Medio Ambiente SA(a)	38,943	799,531
Tecnicas Reunidas SA(a)(b)	5,462	81,795
Telefonica SA	1,281,155	5,943,076
Viscofan SA	10,552	722,772
Zardoya Otis SA	48,518	307,799

		126,771,756

Sweden — 3.6%
AAK AB	54,915	1,260,563
AF Poyry AB(a)	24,241	794,105
Alfa Laval AB	105,852	3,585,254
Arjo AB, Class B	52,362	517,691
Assa Abloy AB, Class B	283,809	8,098,999
Atlas Copco AB, Class A	177,750	10,783,875
Atlas Copco AB, Class B	106,699	5,545,837
Avanza Bank Holding AB	37,946	1,366,922
Axfood AB	31,577	791,689
Beijer Ref AB	61,998	964,165
BHG Group AB(a)	49,391	950,349
BillerudKorsnas AB	29,760	608,521
Boliden AB	82,680	3,224,772
Bonava AB, Class B	19,614	233,352
Bravida Holding AB(c)	58,401	870,239
Bure Equity AB	21,941	1,005,226
Castellum AB	70,350	1,714,707
CELLINK AB, Class B(a)	31,533	1,805,668
Dios Fastigheter AB	25,270	240,724
Dometic Group AB(c)	77,034	1,215,763
Electrolux AB, Series B	74,135	2,083,136
Electrolux Professional AB, Class B(a)	125,086	791,426
Elekta AB, Class B	125,895	1,686,888
Embracer Group AB(a)	64,602	1,990,986
Epiroc AB, Class A	216,019	4,687,874
Epiroc AB, Class B	107,752	2,116,620
EQT AB	78,422	2,655,260
Essity AB, Class B	166,088	5,427,090
Evolution AB(c)	36,322	7,182,140
Fabege AB	86,650	1,293,742
Fastighets AB Balder, Class B(a)	17,003	980,677
Fortnox AB	22,355	1,147,393
Getinge AB, Class B	70,491	2,388,395
Granges AB(a)	25,590	343,793
H & M Hennes & Mauritz AB, Class B(a)	230,682	5,696,290
Hexagon AB, Class B	77,106	7,362,491
Hexpol AB	135,050	1,661,822
Holmen AB, Class B	16,209	764,851
Hufvudstaden AB, Class A	28,856	460,358
Husqvarna AB, Class B	144,207	2,009,851
ICA Gruppen AB	29,830	1,375,833
Industrivarden AB, Class C	53,294	1,926,103
Indutrade AB	44,337	1,159,843
Instalco AB	11,356	483,208
Intrum AB	16,778	578,398

Security	Shares	Value

Sweden (continued)
Investment AB Latour, Class B	716	$21,931
Investor AB, Class B	123,905	10,534,288
JM AB	13,934	516,938
Kindred Group PLC(a)	52,782	914,474
Kinnevik AB, Class B	75,224	4,163,419
Klovern AB, Class B	159,329	309,020
Kungsleden AB	51,656	601,429
L E Lundbergforetagen AB, Class B	12,414	710,273
Lifco AB, Class B	5,938	639,744
Lindab International AB	21,178	430,786
Loomis AB	24,552	806,907
Lundin Energy AB	61,865	1,984,187
Millicom International Cellular SA, SDR(a)	33,614	1,331,720
MIPS AB	9,376	758,995
Modern Times Group MTG AB, Class B(a)	24,408	375,252
Mycronic AB	22,438	662,333
NCC AB, Class B	26,370	498,662
Nibe Industrier AB, Class B	83,718	3,067,243
Nolato AB, Class B(a)	4,882	482,961
Nordic Entertainment Group AB, Class B(a)	11,229	521,893
Nyfosa AB	41,842	504,237
Pandox AB(a)	23,673	414,906
Peab AB, Class B(a)	44,101	637,856
PowerCell Sweden AB(a)	14,324	372,679
Resurs Holding AB(c)	44,477	230,282
Saab AB, Class B	39,074	1,159,870
Samhallsbyggnadsbolaget i Norden AB	372,076	1,420,408
Sandvik AB	307,668	7,615,518
Securitas AB, Class B	104,507	1,785,298
Sinch AB(a)(c)	9,810	1,551,710
Skandinaviska Enskilda Banken AB, Class A	380,632	4,890,834
Skanska AB, Class B	102,093	2,772,144
SKF AB, Class B	126,859	3,279,588
SSAB AB, Class B(a)	210,177	1,054,147
Stillfront Group AB(a)	86,016	880,429
Svenska Cellulosa AB SCA, Class B	198,938	3,493,752
Svenska Handelsbanken AB, Class A	384,730	4,467,113
Sweco AB, Class B	49,622	886,133
Swedbank AB, Class A	234,645	4,127,499
Swedish Match AB	46,306	3,802,724
Swedish Orphan Biovitrum AB(a)	65,211	1,110,918
Tele2 AB, Class B	156,558	2,024,613
Telefonaktiebolaget LM Ericsson, Class B	783,297	10,740,083
Telia Co. AB	606,282	2,512,388
Thule Group AB(c)	47,382	2,153,995
Trelleborg AB, Class B	25,715	670,872
Vitrolife AB	18,164	682,674
Volvo AB, Class B	397,047	9,712,819
Wallenstam AB, Class B	61,803	956,016
Wihlborgs Fastigheter AB	59,595	1,219,281

		210,296,130

Switzerland — 8.0%
ABB Ltd., Registered	495,388	16,104,659
Adecco Group AG, Registered	45,250	3,068,099
Alcon Inc.(a)	134,189	10,078,336
Allreal Holding AG, Registered	1,730	350,534
ALSO Holding AG, Registered	1,849	560,549
Bachem Holding AG, Class B, Registered	1,783	906,113
Baloise Holding AG, Registered	13,286	2,249,173
Barry Callebaut AG, Registered	660	1,458,867

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Belimo Holding AG, Registered	2,445	$975,802
BKW AG	5,949	666,617
Bossard Holding AG, Class A, Registered	1,434	345,116
Bucher Industries AG, Registered	793	416,650
Burckhardt Compression Holding AG	1,216	437,309
Bystronic AG, Registered	424	518,814
Cembra Money Bank AG	5,339	580,994
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	234	2,173,105
Chocoladefabriken Lindt & Spruengli AG, Registered	16	1,582,369
Cie. Financiere Richemont SA, Class A, Registered	140,682	14,443,794
Clariant AG, Registered	86,683	1,816,727
Coca-Cola HBC AG	50,364	1,744,682
Credit Suisse Group AG, Registered	686,792	7,188,330
Daetwyler Holding AG, Bearer	2,230	723,732
DKSH Holding AG	4,878	392,839
dormakaba Holding AG	925	608,519
Dufry AG, Registered(a)(b)	12,061	793,972
Emmi AG, Registered	871	905,332
EMS-Chemie Holding AG, Registered	2,277	2,128,329
Flughafen Zurich AG, Registered(a)	6,189	1,114,230
Forbo Holding AG, Registered	260	498,306
Galenica AG(c)	4,553	308,509
Geberit AG, Registered	10,323	6,795,603
Georg Fischer AG, Registered	1,174	1,647,629
Givaudan SA, Registered	2,593	10,871,808
Glencore PLC	2,639,625	10,788,658
Gurit Holding AG, Bearer	211	549,449
Helvetia Holding AG, Registered	10,174	1,224,829
Huber + Suhner AG, Registered	3,620	290,537
Idorsia Ltd.(a)(b)	36,589	949,176
Inficon Holding AG, Registered	537	575,242
Interroll Holding AG, Registered	147	502,867
Intershop Holding AG	394	263,948
Julius Baer Group Ltd.	64,222	4,050,271
Kardex Holding AG, Registered	2,453	506,710
Kuehne + Nagel International AG, Registered	15,583	4,664,392
LafargeHolcim Ltd., Registered	145,252	8,966,271
Landis+Gyr Group AG(a)	5,474	380,518
Logitech International SA, Registered	45,677	5,128,365
Lonza Group AG, Registered	20,843	13,272,972
Mobilezone Holding AG, Registered	24,578	307,747
Mobimo Holding AG, Registered	1,665	529,412
Nestle SA, Registered	757,915	90,479,453
Novartis AG, Registered	585,037	50,007,658
OC Oerlikon Corp. AG, Registered	118,091	1,381,537
Partners Group Holding AG	5,468	7,793,871
PSP Swiss Property AG, Registered	10,158	1,254,088
Roche Holding AG	185,860	60,645,728
Roche Holding AG, Bearer	8,586	2,986,107
Schindler Holding AG, Participation Certificates, NVS	12,201	3,475,489
Schindler Holding AG, Registered	7,046	1,962,265
Schweiter Technologies AG, Bearer	212	344,481
SFS Group AG	4,962	639,802
SGS SA, Registered	1,262	3,735,979
Siegfried Holding AG, Registered	713	656,284
Siemens Energy AG(a)	100,185	3,352,754
SIG Combibloc Group AG	55,642	1,364,130
Sika AG, Registered	38,480	11,492,738
Softwareone Holding AG	25,143	651,973

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered(a)	15,866	$4,698,653
St. Galler Kantonalbank AG, Class A, Registered	650	304,671
Stadler Rail AG(b)	12,873	645,309
Straumann Holding AG, Registered	3,435	4,913,061
Sulzer AG, Registered	5,394	615,072
Swatch Group AG (The), Bearer	9,641	2,955,566
Swiss Life Holding AG, Registered	8,260	4,029,246
Swiss Prime Site AG, Registered	24,510	2,385,026
Swiss Re AG	80,438	7,485,968
Swisscom AG, Registered	7,111	3,861,716
Tecan Group AG, Registered	3,788	1,847,380
Temenos AG, Registered	19,808	2,912,398
UBS Group AG, Registered	991,762	15,142,027
Valiant Holding AG, Registered	7,385	819,431
Valora Holding AG, Registered(a)	1,286	270,158
VAT Group AG(c)	7,353	2,102,585
Vifor Pharma AG	15,183	2,189,928
Vontobel Holding AG, Registered	9,653	726,581
Zur Rose Group AG(a)	2,187	728,960
Zurich Insurance Group AG	40,348	16,576,279

		464,841,163

United Kingdom — 12.3%
3i Group PLC	279,997	4,969,930
Abcam PLC(a)	66,108	1,398,576
Admiral Group PLC	48,634	2,106,951
Aggreko PLC	93,540	1,117,031
AJ Bell PLC	143,324	881,071
Anglo American PLC	320,371	13,617,595
Antofagasta PLC	112,460	2,904,706
AO World PLC(a)	119,987	461,836
Ascential PLC(a)	113,479	548,026
Ashmore Group PLC	114,155	632,213
Ashtead Group PLC	127,150	8,187,881
ASOS PLC(a)	18,671	1,349,419
Associated British Foods PLC(a)	93,559	2,989,718
Assura PLC	725,905	748,261
AstraZeneca PLC	343,273	36,667,763
Auto Trader Group PLC(a)(c)	235,586	1,859,883
Avast PLC(c)	164,156	1,085,727
AVEVA Group PLC	36,654	1,766,076
Aviva PLC	1,061,819	5,884,979
B&M European Value Retail SA	248,358	1,945,584
Babcock International Group PLC(a)	118,778	473,792
BAE Systems PLC	827,490	5,799,542
Balfour Beatty PLC(a)	263,924	1,140,098
Barclays PLC	4,454,785	10,824,621
Barratt Developments PLC	275,438	2,944,083
Beazley PLC(a)	153,856	721,717
Bellway PLC	35,455	1,773,103
Berkeley Group Holdings PLC	34,323	2,198,840
Big Yellow Group PLC	43,344	717,743
Blue Prism Group PLC(a)	28,976	489,449
Bodycote PLC	61,555	644,309
boohoo Group PLC(a)	243,795	1,147,996
BP PLC	5,141,126	21,567,992
British American Tobacco PLC	593,342	22,032,953
British Land Co. PLC (The)	236,125	1,694,790
Britvic PLC	78,826	963,148
BT Group PLC(a)	2,145,350	4,899,585
Bunzl PLC	85,702	2,761,189

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Burberry Group PLC(a)	109,679	$3,129,755
Burford Capital Ltd.(a)	64,011	849,042
Cairn Energy PLC	195,436	459,464
Capita PLC(a)	465,230	281,616
Capital & Counties Properties PLC(a)	270,385	680,590
Carnival PLC(a)	40,592	944,975
Centamin PLC	331,092	492,336
Centrica PLC(a)	1,495,739	1,173,387
Cineworld Group PLC(a)(b)	622,410	833,665
Clinigen Group PLC	47,001	555,417
Close Brothers Group PLC	42,922	943,712
Coats Group PLC	490,170	396,340
Coca-Cola European Partners PLC	60,736	3,451,019
Compass Group PLC(a)	465,290	10,130,321
Computacenter PLC	39,433	1,462,107
ConvaTec Group PLC(c)	409,930	1,238,435
Countryside Properties PLC(a)(c)	167,142	1,201,052
Cranswick PLC	23,598	1,218,689
Crest Nicholson Holdings PLC(a)	126,245	714,552
Croda International PLC	33,154	3,104,905
Daily Mail & General Trust PLC, Class A, NVS	67,900	844,219
DCC PLC	26,306	2,288,758
Dechra Pharmaceuticals PLC	30,359	1,695,634
Derwent London PLC	25,634	1,181,514
Diageo PLC	606,583	27,303,357
Dialog Semiconductor PLC(a)	27,343	2,144,115
Diploma PLC	31,423	1,247,773
Direct Line Insurance Group PLC	302,104	1,192,511
Dixons Carphone PLC(a)	439,563	847,776
Domino’s Pizza Group PLC	137,311	727,376
Drax Group PLC	204,081	1,154,542
DS Smith PLC	425,262	2,477,657
Dunelm Group PLC	32,690	667,147
easyJet PLC(a)	86,913	1,246,675
Electrocomponents PLC	142,043	2,096,457
Elementis PLC(a)	220,006	455,696
Entain PLC(a)	160,739	3,764,455
Essentra PLC	110,252	485,425
Euromoney Institutional Investor PLC	54,151	745,249
Evraz PLC	120,788	1,074,331
Experian PLC	231,985	8,967,764
Ferguson PLC	59,269	7,493,804
Fevertree Drinks PLC	32,572	1,131,047
Firstgroup PLC(a)	351,088	361,172
Fresnillo PLC	48,305	550,830
Future PLC	38,406	1,254,931
Games Workshop Group PLC	9,270	1,392,574
Gamesys Group PLC	19,975	535,151
GB Group PLC	62,176	773,481
Genuit Group PLC	85,117	665,846
Genus PLC	21,375	1,504,894
GlaxoSmithKline PLC	1,283,049	23,797,275
Go-Ahead Group PLC (The)(a)	14,933	252,655
Grainger PLC	203,003	802,730
Great Portland Estates PLC	72,976	700,200
Greatland Gold PLC(a)	2,342,072	713,398
Greggs PLC(a)	49,790	1,626,908
Halma PLC	108,972	3,904,703
Hammerson PLC	1,083,238	597,519
Hargreaves Lansdown PLC	75,419	1,795,526

Security	Shares	Value

United Kingdom (continued)
Hays PLC(a)	501,642	$1,134,893
Hikma Pharmaceuticals PLC	40,103	1,354,801
Hiscox Ltd.(a)	118,846	1,336,132
HomeServe PLC	83,380	1,262,955
Howden Joinery Group PLC(a)	190,053	2,128,260
HSBC Holdings PLC	5,327,686	33,400,570
Ibstock PLC(c)	148,290	453,336
IG Group Holdings PLC	114,189	1,448,200
IMI PLC	81,043	1,788,598
Imperial Brands PLC	249,226	5,201,870
Inchcape PLC(a)	133,927	1,449,125
Informa PLC(a)	340,907	2,653,601
IntegraFin Holdings PLC	114,151	887,439
InterContinental Hotels Group PLC(a)	48,909	3,488,779
Intermediate Capital Group PLC	85,680	2,593,215
Intertek Group PLC	42,325	3,596,936
Investec PLC	212,723	858,543
ITM Power PLC(a)	166,458	1,199,594
ITV PLC(a)	1,002,041	1,678,726
IWG PLC(a)	201,843	1,024,787
J D Wetherspoon PLC(a)	38,349	709,364
J Sainsbury PLC	508,828	1,674,592
JD Sports Fashion PLC(a)	112,475	1,430,200
JET2 PLC(a)	47,511	981,129
John Laing Group PLC(c)	128,763	547,673
John Wood Group PLC(a)	189,721	739,702
Johnson Matthey PLC	53,738	2,418,097
Jupiter Fund Management PLC	179,388	641,793
Kainos Group PLC	61,520	1,301,513
Keywords Studios PLC(a)	33,836	1,267,698
Kingfisher PLC(a)	589,982	2,918,641
Lancashire Holdings Ltd.	109,582	1,078,742
Land Securities Group PLC	170,030	1,696,872
Learning Technologies Group PLC	251,323	629,129
Legal & General Group PLC	1,531,244	5,775,111
Lloyds Banking Group PLC	17,294,803	10,879,652
London Stock Exchange Group PLC	83,336	8,538,335
LondonMetric Property PLC	239,318	746,858
M&G PLC	676,919	2,036,598
Man Group PLC	467,325	1,087,990
Marks & Spencer Group PLC(a)	510,022	1,115,719
Marshalls PLC(a)	66,791	672,297
Mediclinic International PLC(a)	141,505	601,085
Meggitt PLC(a)	217,363	1,402,427
Melrose Industries PLC	1,335,760	3,012,717
Micro Focus International PLC	178,433	1,279,717
Mondi PLC	129,363	3,519,504
Moneysupermarket.com Group PLC	151,260	572,155
National Express Group PLC(a)	247,576	1,026,973
National Grid PLC	904,905	11,408,787
Natwest Group PLC	1,129,140	3,073,549
Network International Holdings PLC(a)(c)	122,473	712,025
Next PLC(a)	36,546	3,947,795
Ninety One PLC	185,817	628,775
NMC Health PLC(a)(e)	12,146	0	(f)
Ocado Group PLC(a)	123,699	3,591,480
OSB Group PLC	162,973	1,081,288
Pagegroup PLC(a)	136,233	1,057,223
Paragon Banking Group PLC	78,287	509,877
Pearson PLC	204,149	2,346,033

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pennon Group PLC	118,468	$1,696,018
Persimmon PLC	86,280	3,741,457
Petrofac Ltd.(a)(b)	89,510	163,093
Pets at Home Group PLC	151,238	930,140
Phoenix Group Holdings PLC	139,790	1,376,889
Playtech PLC(a)	112,759	726,585
Plus500 Ltd.	37,187	731,119
Primary Health Properties PLC	345,232	722,723
Provident Financial PLC(a)	126,261	427,946
Prudential PLC	676,919	14,381,773
QinetiQ Group PLC	147,112	676,231
Quilter PLC(c)	581,252	1,315,804
Rathbone Brothers PLC	15,001	351,422
Reckitt Benckiser Group PLC	183,788	16,415,459
Redrow PLC	73,601	704,363
RELX PLC	503,227	13,095,290
Renishaw PLC	17,237	1,495,174
Rentokil Initial PLC	525,584	3,641,399
Rightmove PLC	247,210	2,101,567
Rio Tinto PLC	292,960	24,645,347
Rolls-Royce Holdings PLC(a)	2,014,742	2,918,388
Rotork PLC	273,158	1,303,281
Royal Mail PLC(a)	286,661	1,968,607
RSA Insurance Group PLC	258,152	2,439,065
RWS Holdings PLC	122,877	1,168,789
Safestore Holdings PLC	71,247	839,963
Sage Group PLC (The)	223,768	1,976,640
Sanne Group PLC	58,203	520,579
Savills PLC	49,505	819,079
Schroders PLC	34,407	1,718,787
Segro PLC	294,057	4,093,761
Senior PLC(a)	162,486	243,418
Serco Group PLC(a)	357,422	693,311
Severn Trent PLC	61,925	2,123,738
Shaftesbury PLC(a)	114,124	993,096
Signature Aviation PLC(a)	195,307	1,093,277
Smart Metering Systems PLC	26,264	295,274
Smith & Nephew PLC	234,939	5,108,600
Smiths Group PLC	103,235	2,323,394
Softcat PLC	49,297	1,308,433
Spectris PLC	33,766	1,521,269
Spirax-Sarco Engineering PLC	20,159	3,297,703
Spirent Communications PLC	155,612	548,112
SSE PLC	256,455	5,212,500
SSP Group PLC(a)	300,497	1,331,371
St. James’s Place PLC	143,759	2,709,952
Standard Chartered PLC	702,299	5,052,427
Standard Life Aberdeen PLC	663,136	2,547,853
Synthomer PLC	116,952	823,394
Tate & Lyle PLC	129,549	1,434,937
Taylor Wimpey PLC	910,656	2,264,485
Team17 Group PLC(a)	69,055	740,979
Tesco PLC	2,049,549	6,271,327
TP ICAP Group PLC	223,868	736,922
Trainline PLC(a)(c)	118,888	753,239
Travis Perkins PLC(a)	62,214	1,323,948
Tritax Big Box REIT PLC	291,820	768,887
Tullow Oil PLC(a)	441,273	330,532
Ultra Electronics Holdings PLC	20,105	562,852
Unilever PLC	690,877	40,476,590

Security	Shares	Value

United Kingdom (continued)
UNITE Group PLC (The)	76,988	$1,241,818
United Utilities Group PLC	198,387	2,659,421
Vesuvius PLC	86,526	644,522
Victrex PLC	23,092	750,704
Virgin Money UK PLC(a)	504,780	1,398,486
Vistry Group PLC	78,718	1,348,740
Vodafone Group PLC	6,930,476	13,126,774
Weir Group PLC (The)(a)	91,228	2,421,359
WH Smith PLC(a)	59,015	1,478,529
Whitbread PLC(a)	51,240	2,301,435
Wickes Group PLC(a)	69,712	241,251
Wm Morrison Supermarkets PLC	665,840	1,602,704
Workspace Group PLC	40,111	455,393
WPP PLC	344,105	4,648,059

		713,559,858

Total Common Stocks — 98.7% (Cost: $4,742,889,174)		5,720,443,139

Preferred Stocks

Germany — 0.5%
Fuchs Petrolub SE, Preference Shares, NVS	22,935	1,224,189
Henkel AG & Co. KGaA, Preference Shares, NVS	48,388	5,566,318
Jungheinrich AG, Preference Shares, NVS	12,174	637,788
Porsche Automobil Holding SE, Preference Shares, NVS	48,095	5,070,597
Sartorius AG, Preference Shares, NVS	10,422	5,886,583
Volkswagen AG, Preference Shares, NVS	49,860	13,006,649

		31,392,124

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,819,651	1,068,962

Total Preferred Stocks — 0.5% (Cost: $22,476,419)		32,461,086

Rights

Netherlands — 0.0%
Euronext NV (Expires 05/10/21)(a)	15,584	180,471

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(b)	686,792	8

Total Rights — 0.0% (Cost: $0)		180,479

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	36,405,182	36,423,385

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	2,270,000	$2,270,000

		38,693,385

Total Short-Term Investments — 0.7% (Cost: $ 38,686,757)		38,693,385

Total Investments in Securities — 99.9% (Cost: $ 4,804,052,350)		5,791,778,089

Other Assets, Less Liabilities — 0.1%		4,822,949

Net Assets — 100.0%		$5,796,601,038

(a)	Non-income producing security
(b)	All or a portion of this security is on loan
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$41,123,631	$—		$(4,678,357	)(a)	$(11,812)	$(10,077)	$36,423,385	36,405,182	$629,764	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	780,000	1,490,000	(a)	—		—	—	2,270,000	2,270,000	464		—

						$(11,812)	$(10,077)	$38,693,385		$630,228		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	39	06/17/21	$5,259	$74,507
Euro STOXX 50 Index	304	06/18/21	14,400	102,212
FTSE 100 Index	87	06/18/21	8,336	123,979
TOPIX Index	56	06/10/21	9,743	(247,621)

				$53,077

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI International Developed Markets ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$5,720,443,139	$—	$0	(a)	$5,720,443,139
Preferred Stocks	32,461,086	—	—		32,461,086
Rights	—	180,479	—		180,479
Money Market Funds	38,693,385	—	—		38,693,385

	$5,791,597,610	$180,479	$0	(a)	$5,791,778,089

Derivative financial instruments(b)
Assets
Futures Contracts	$300,698	$—	$—		$300,698
Liabilities
Futures Contracts	(247,621)	—	—		(247,621)

	$53,077	$—	$—		$53,077

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt